UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05085

Capital Income Builder

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2014

Michael W. Stockton

Capital Income Builder

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Kathryn A. Sanders

O’Melveny & Myers LLP

400 South Hope Street, 10th Floor

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

Capital Income Builder® Semi-annual report for the six months ended April 30, 2014

Capital Income Builder seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and a growing stream of income over the years. Growth of capital is a secondary objective.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2014 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	4.76%	12.71%	6.56%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.61% for Class A shares as of the prospectus dated January 1, 2014.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The fund’s 30-day yield for Class A shares as of May 31, 2014, reflecting the 5.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 2.90%.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investing outside the United States may be subject to additional risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

During the first half of Capital Income Builder’s fiscal year, equity and bond markets in developed countries rose even as bond yields remained near historical lows. For the six months ended April 30, 2014, the fund achieved a total return of 5.57%, with all dividends reinvested. By way of comparison, the Standard & Poor’s 500 Composite Index, made up of the largest U.S. equities, rose 8.35%, while the MSCI EAFE Index*, which measures developed equity markets outside the U.S. and Canada, advanced 4.44%. The Barclays U.S. Aggregate Index, a broad measure of U.S. fixed-income markets, returned 1.74%. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. The fund’s peer group, as measured by the Lipper Income Funds Average, gained 3.85% for the period.

Dividend income

The fund’s mission is to provide a high level of current income and growth of income over time. Capital Income Builder had a 12-month yield of 3.97% as of April 30, 2014, greater than the yield of the Lipper Income Funds Average (2.21%), the S&P 500 (1.94%) and the Barclays U.S. Aggregate Index (2.31%). The fund paid a regular dividend of 49.5 cents per share in December 2013 and 50 cents per share in March 2014. Both represent increases from previous quarters. In addition, special dividends were paid in December (1 cent per share) and March (40 cents per share).

The fund’s portfolio managers have sought — and continue to seek — opportunities to increase the fund’s dividend. The amount is dictated by fund income, as well as market conditions.

Results at a glance

For periods ended April 30, 2014, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 7/30/87)

Capital Income Builder (Class A shares)	5.57%	9.13%	13.30%	7.63%	9.89%
Standard & Poor’s 500 Composite Index†	8.35	20.42	19.12	7.66	9.32
Lipper Income Funds Average	3.85	6.12	10.65	5.55	8.43

*	Results reflect dividends net of withholding taxes.
†	The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

Capital Income Builder	1

The current environment

The U.S. economy continues to recover despite a temporary setback in early 2014 due to bad weather. Following an unusually cold winter, consumer spending and factory activity rose toward the end of the period — indicating that growth might accelerate in the second quarter. Although the unemployment rate has fallen, the amount of long-term joblessness continues to weigh on the economy. The Federal Reserve signaled growing confidence in the recovery by reducing its monetary stimulus program; however, the Fed is unlikely to increase rates over the short term. We expect yields to remain historically low.

Over the period, U.S. stocks rose, overcoming worries about the health of the U.S. economy in the beginning of 2014. Utilities experienced the strongest gains, as investors continued to search for dividend-paying companies in an environment marked by low bond yields. European stocks also rallied as economic data continued to indicate that the region was undergoing a steady, albeit tepid, recovery. Southern European economies such as Italy and Spain appear to have stabilized, helping to improve investor confidence in the euro zone’s future. In contrast, many emerging markets fell on concerns about the pace of growth in China and the political crisis in Ukraine.

U.S. bonds gained as yields declined amid disappointing U.S. economic data and heightened geopolitical tension in Eastern Europe. Corporate bonds, in particular, had strong returns.

A look at the portfolio

At period-end, approximately 80% of the portfolio was invested in equities, with the remainder in bonds (15%) and short-term instruments (5%). With bond yields remaining low, the portfolio has increased its investments in equities in an effort to generate more income. Approximately 50% of the portfolio is invested in U.S. equity and debt instruments, with about 33% in Europe and 10% in the Asia/Pacific Rim region.

Eight of the fund’s 10 largest holdings recorded positive returns for the period. Among this group, Royal Dutch Shell generated a significant return. Shell registered a greater-than-expected first-quarter profit due to higher natural gas earnings; the firm announced it would increase its dividend by 4%. U.K. utility SSE advanced 13.6%; the company, which had the highest yield among the top 10, paid a dividend as well. Pharmaceuticals Novartis (11.9%) and AbbVie (7.5%) also boosted portfolio results. Verizon Communications and Philip Morris International struggled, however, finishing with single-digit losses. During the period, Vodafone issued a substantial dividend to stockholders using proceeds from the sale of its stake in Verizon Wireless. This

2	Capital Income Builder

enabled the fund to pay the March special dividend. Typically, the fund pays any special dividend in December; barring unforeseen market conditions, we hope to do so again.

Overall, the portfolio’s bond investments produced positive returns for the six months, with corporate bonds contributing to gains. Bond holdings consist primarily of U.S. Treasury and other government-issued securities, as well as bonds issued by corporations. The fund’s fixed-income portfolio not only helps to generate income, it seeks to provide a measure of stability during volatile markets.

The road ahead

We believe that the U.S. economy should continue to improve through the second half of the fund’s fiscal year, providing a potentially supportive environment for equities. The European economy appears to be experiencing a slow recovery, though unemployment there remains high. Meanwhile, emerging markets may experience volatility in response to political and economic headwinds in specific countries. Because of the fund’s focus on income, the portfolio’s emerging markets holdings tend to be more mature and stable, which may help to shield them from market fluctuations.

While U.S. companies haven’t adopted a dividend mentality with the same enthusiasm as their European counterparts, we have noticed that some U.S. firms outside the traditionally higher yielding sectors have begun to embrace dividends — particularly in the technology area. Against this backdrop, we continue to search the globe for companies with the strong balance sheets and substantial free cash flow needed to sustain and increase dividend payments over time. As always, we invest for the long term and urge you to take a similar perspective.

We thank you for investing in Capital Income Builder and look forward to reporting to you again in six months.

Cordially,

James B. Lovelace	Joyce E. Gordon
Vice Chairman of the Board	President

June 9, 2014

For current information about the fund, visit americanfunds.com.

Capital Income Builder	3

Summary investment portfolio April 30, 2014	unaudited

Industry sector diversification	Percent of net assets

Country diversification	Percent of net assets
United States	50.9%
United Kingdom	15.8
Euro zone*	10.8
Switzerland	3.9
Singapore	2.4
Australia	1.9
Hong Kong	1.9
Sweden	1.3
Taiwan	1.1
Canada	1.0
Other countries	4.4
Short-term securities & other assets less liabilities	4.6
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain.

4	Capital Income Builder

Common stocks 80.50%	Shares	Value (000)	Percent of net assets
Financials 11.20%
HSBC Holdings PLC (Hong Kong)[1]	75,218,861	$763,185
HSBC Holdings PLC (United Kingdom)[1]	40,823,835	417,239	1.26%
Sampo Oyj, Class A1	21,728,343	1,082,114	1.15
HCP, Inc.	21,621,800	905,089	.96
Prudential PLC[1]	35,666,089	820,375	.87
BNP Paribas SA1	7,083,500	532,693	.57
Public Storage	2,958,500	519,246	.55
Digital Realty Trust, Inc.[2]	8,345,000	445,623	.47
Aviva PLC[1]	42,840,900	381,071	.41
Other securities		4,655,395	4.96
		10,522,030	11.20
Consumer staples 11.01%
Altria Group, Inc.	70,700,875	2,835,812	3.02
Philip Morris International Inc.	30,340,000	2,591,946	2.76
British American Tobacco PLC[1]	12,313,137	709,835	.76
Nestlé SA1	8,778,599	678,898	.72
Kraft Foods Group, Inc.	9,477,666	538,900	.57
Coca-Cola Co.	11,130,100	453,997	.48
Lorillard, Inc.	7,053,600	419,125	.45
Other securities		2,107,244	2.25
		10,335,757	11.01
Utilities 10.20%
National Grid PLC[1]	157,627,895	2,237,130	2.38
SSE PLC[1,2]	53,016,919	1,367,236	1.46
Dominion Resources, Inc.	12,446,980	902,904	.96
EDP - Energias de Portugal, SA1	143,569,390	697,981	.74
Exelon Corp.	15,559,300	545,042	.58
Fortum Oyj[1]	22,014,793	497,801	.53
Duke Energy Corp.	6,207,269	462,380	.49
DTE Energy Co.	5,451,500	425,980	.46
Southern Co.	8,500,000	389,555	.42
Other securities		2,050,459	2.18
		9,576,468	10.20
Health care 9.40%
AbbVie Inc.	41,026,000	2,136,634	2.27
Novartis AG1	22,665,000	1,969,708	2.10
Amgen Inc.	11,582,200	1,294,311	1.38
GlaxoSmithKline PLC[1]	40,716,900	1,122,983	1.20
Pfizer Inc.	12,330,800	385,707	.41
Other securities		1,916,895	2.04
		8,826,238	9.40
Telecommunication services 9.34%
Verizon Communications Inc.	50,981,084	2,382,346	2.53
Singapore Telecommunications Ltd.[1]	463,931,500	1,417,668	1.51
CenturyLink, Inc.[2]	35,533,235	1,240,465	1.32

Capital Income Builder	5

Common stocks (continued)	Shares	Value (000)	Percent of net assets
Telecommunication services (continued)
AT&T Inc.	31,115,910	$1,110,838	1.18%
Vodafone Group PLC[1]	152,571,636	579,857	.62
TeliaSonera AB1	77,125,277	560,983	.60
Other securities		1,482,390	1.58
		8,774,547	9.34
Energy 6.62%
Royal Dutch Shell PLC, Class B1	29,425,412	1,249,237
Royal Dutch Shell PLC, Class A1	5,688,700	225,735	1.57
BP PLC[1]	157,558,000	1,329,222	1.41
Kinder Morgan, Inc.	25,303,873	826,424	.88
Eni SpA[1]	27,298,600	709,872	.76
Other securities		1,878,212	2.00
		6,218,702	6.62
Industrials 6.00%
Lockheed Martin Corp.	6,951,000	1,140,937	1.22
General Electric Co.	28,405,000	763,810	.81
VINCI SA1	7,865,401	594,596	.63
Rexel SA1,2	15,194,748	384,126	.41
Other securities		2,746,616	2.93
		5,630,085	6.00
Consumer discretionary 4.34%
Daimler AG1	6,557,400	607,460	.65
Darden Restaurants, Inc. [2]	10,015,400	497,865	.53
Other securities		2,970,578	3.16
		4,075,903	4.34
Information technology 4.33%
Texas Instruments Inc.	21,618,000	982,538	1.04
Microsoft Corp.	12,027,200	485,899	.52
Quanta Computer Inc.[1]	143,465,190	394,199	.42
Other securities		2,207,435	2.35
		4,070,071	4.33
Materials 3.16%
BASF SE1,3	4,197,700	485,922	.52
Rio Tinto PLC[1]	8,411,000	457,212	.49
Dow Chemical Co.	8,654,000	431,835	.46
Amcor Ltd.[1]	40,932,185	392,043	.42
Other securities		1,197,691	1.27
		2,964,703	3.16
Miscellaneous 4.90%
Other common stocks in initial period of acquisition		4,605,238	4.90

Total common stocks (cost: $61,567,388,000)		75,599,742	80.50

6	Capital Income Builder

Preferred securities 0.05%	Shares	Value (000)	Percent of net assets
Financials 0.01%
HSBC Holdings PLC, Series 2, 8.00%	200,000	$5,406	.01%
Other securities		4,510	.00
		9,916	.01
Other 0.03%
Other securities		29,428	.03
Miscellaneous 0.01%
Other preferred securities in initial period of acquisition		5,266	.01

Total preferred securities (cost: $47,389,000)		44,610	.05

Rights & warrants 0.00%
Miscellaneous 0.00%
Other rights & warrants in initial period of acquisition		266	.00

Total rights & warrants (cost: $0)		266	.00

Convertible securities 0.09%
Financials 0.07%
Fannie Mae 5.375% convertible preferred 2032[3]	240	8,040	.01
Other securities		56,222	.06
		64,262	.07
Industrials 0.02%
Other securities		17,163	.02

Total convertible securities (cost: $77,621,000)		81,425	.09

Bonds, notes & other debt instruments 14.73%	Principal amount (000)
Corporate bonds & notes 6.44%
Financials 1.43%
HSBC Bank PLC 0.876% 2018[4,5]	$425	429
HSBC USA Inc. 1.114% 2018[5]	11,000	11,150	.02
HSBC Holdings PLC 5.25% 2044	5,000	5,134
Other securities		1,329,299	1.41
		1,346,012	1.43
Energy 0.96%
Shell International Finance BV 3.10% 2015	10,000	10,328	.01
Other securities		887,111	.95
		897,439	.96

Capital Income Builder	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)	Percent of net assets
Telecommunication services 0.88%
Verizon Communications Inc. 1.003%–6.55% 2019–2043[5]	$86,883	$93,604	.10%
SBC Communications Inc. 5.10% 2014	11,593	11,789	.02
AT&T Inc. 0.90% 2016	10,000	10,040
Other securities		707,292	.76
		822,725	.88
Health care 0.58%
Novartis Securities Investment Ltd. 5.125% 2019	15,000	17,128	.05
Novartis Capital Corp. 3.40%–4.40% 2024–2044	31,790	32,310
AbbVie Inc. 1.75%–2.90% 2017–2022	24,715	24,520	.03
Amgen Inc. 2.50% 2016	4,000	4,155	.01
GlaxoSmithKline Capital Inc. 1.50%–5.65% 2017–2018	3,715	4,108	.00
Other securities		461,622	.49
		543,843	.58
Consumer staples 0.51%
Altria Group, Inc. 2.85%–9.70% 2018–2044	48,962	54,332	.06
Philip Morris International Inc. 3.60% 2023	10,545	10,708	.01
Other securities		412,255	.44
		477,295	.51
Utilities 0.50%
National Grid PLC 6.30% 2016	20,725	23,082	.02
Other securities		447,977	.48
		471,059	.50
Industrials 0.46%
General Electric Capital Corp., Series A, junior subordinated 7.125% 2049[5]	60,000	69,109
General Electric Capital Corp., Series B, junior subordinated 6.25% 2049[5]	30,000	32,729	.13
General Electric Corp. 5.25% 2017	12,500	14,150
General Electric Co. 4.50% 2044	9,500	9,810
Other securities		308,319	.33
		434,117	.46
Information technology 0.25%
National Semiconductor Corp. 6.60% 2017	10,000	11,591	.01
Other securities		227,583	.24
		239,174	.25

Other 0.87%
Other securities		820,258	.87

Total corporate bonds & notes		6,051,922	6.44

U.S. Treasury bonds & notes 4.10%
U.S. Treasury 3.60% 0.25%–11.25% 2014–2044[6]	3,105,717	3,384,463	3.60

U.S. Treasury inflation-protected securities[7] 0.50% 0.125%–2.00% 2014–2044	452,181	464,801	.50

Total U.S. Treasury bonds & notes		3,849,264	4.10

8	Capital Income Builder

	Principal amount	Value	Percent of
	(000)	(000)	net assets
Mortgage-backed obligations[8] 2.93%
Fannie Mae 0%–7.50% 2017–2047[5,9]	$1,858,814	$1,946,287	2.07%
Freddie Mac 0%-6.50% 2019–2047[5]	203,619	219,032	.24
Other securities		581,273	.62
		2,746,592	2.93
Federal agency bonds & notes 0.96%
Freddie Mac 0.704%–5.50% 2014–2023[5,8]	563,095	576,907	.61
Federal Home Loan Bank 0.50%–5.50% 2014–2017	147,455	149,218	.16
Fannie Mae 0.875%–5.375% 2014–2024[5,8]	129,360	137,275	.15
Other securities		34,228	.04
		897,628	.96
Other bonds & notes 0.30%
Other securities		289,571	.30

Total bonds, notes & other debt instruments (cost: $13,407,022,000)		13,834,977	14.73

Short-term securities 4.70%
Federal Home Loan Bank 0.05%–0.13% due 5/12–10/24/2014	995,400	995,286	1.06
Freddie Mac 0.06%–0.15% due 5/5/2014–1/16/2015	871,725	871,516	.93
Fannie Mae 0.05%–0.17% due 6/3–12/1/2014	587,400	587,278	.63
General Electric Capital Corp. 0.19% due 10/3/2014	69,100	69,056	.08
General Electric Co. 0.06% due 5/1/2014	7,500	7,500
U.S. Treasury Bill 0.056% due 5/8/2014	50,400	50,399	.05
Other securities		1,831,069	1.95

Total short-term securities (cost: $4,411,614,000)		4,412,104	4.70

Total investment securities (cost: $79,511,034,000)		93,973,124	100.07
Other assets less liabilities		(61,174)	(.07)

Net assets		$93,911,950	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $138,866,000, which represented .15% of the net assets of the fund. One of the securities in “Other securities” (with a value of $0, a cost of $4,933,000, and which represented less than .01% of the net assets of the fund) was acquired on 2/8/2012 through a private placement transaction exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

Capital Income Builder	9

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $250,522,000 over the prior 12-month period.

			Contract amount		Unrealized appreciation (depreciation)
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 4/30/2014 (000)
Sales:
Australian dollars	5/14/2014	HSBC Bank	$26,798	A$28,500	$347
Euros	5/9/2014	HSBC Bank	$70,686	€51,450	(692)
Swiss francs	6/3/2014	Citibank	$74,891	CHF66,030	(156)
					$(501)

10	Capital Income Builder

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended April 30, 2014, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 4/30/2014 (000)
SSE PLC[1]	57,134,900	5,692,719	9,810,700	53,016,919	$22,263	$1,367,236
CenturyLink, Inc.	32,243,235	3,290,000	—	35,533,235	35,806	1,240,465
Darden Restaurants, Inc.	8,429,000	2,016,400	430,000	10,015,400	11,490	497,865
Digital Realty Trust, Inc.	7,658,400	686,600	—	8,345,000	13,212	445,623
Rexel SA1,10	13,630,319	1,564,429	—	15,194,748	—	384,126
William Hill PLC[1]	56,291,818	—	6,350,000	49,941,818	6,638	299,804
Starwood Property Trust, Inc.	12,437,000	—	—	12,437,000	11,691	299,110
Starwood Waypoint Residential Trust[3]	—	2,487,400	471,000	2,016,400	—	54,786
Siliconware Precision Industries Co., Ltd.[1]	202,563,300	—	—	202,563,300	—	297,511
Greene King PLC[1]	14,073,299	3,392,000	—	17,465,299	2,158	262,862
COSCO Pacific Ltd.[1]	144,271,550	3,795,001	—	148,066,551	—	198,638
Ladbrokes PLC[1]	59,622,507	—	—	59,622,507	4,533	154,748
Mercury General Corp.[10]	1,938,700	871,000	—	2,809,700	2,942	134,472
Ratchaburi Electricity Generating Holding PCL[1]	93,154,500	—	15,804,500	77,350,000	2,498	127,472
BTS Rail Mass Transit Growth Infrastructure Fund[1]	367,453,100	—	—	367,453,100	3,508	109,707
Moneysupermarket.com Group PLC[1]	34,915,401	—	—	34,915,401	2,965	107,581
Sunway Real Estate Investment Trust[1]	162,555,200	—	16,800	162,538,400	1,928	67,695
Tesco Lotus Retail Growth Freehold and Leasehold Property Fund[1]	145,255,000	—	—	145,255,000	2,348	58,452
Canyon Services Group Inc.[10]	2,140,500	1,900,000	—	4,040,500	882	55,591
Cache Logistics Trust[1]	41,000,000	—	—	41,000,000	1,238	37,614
Kværner ASA[1]	17,485,000	—	—	17,485,000	1,350	35,078
Ekornes ASA[1]	1,990,851	—	—	1,990,851	—	31,580
mobilezone holding ag, non-registered shares[1,3]	2,325,000	—	—	2,325,000	—	26,414
Orior AG1	385,000	—	—	385,000	858	24,882
Go-Ahead Group PLC [11]	2,725,000	—	2,725,000	—	—	—
Matas A/S1,3,11	2,438,000	—	477,992	1,960,008	—	—

Capital Income Builder	11

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 4/30/2014 (000)
R.R. Donnelley & Sons Co.[11]	9,616,944	—	1,760,987	7,855,957	$4,774	$—
R.R. Donnelley & Sons Co. 6.50% 2023[11]	—	$2,275,000	—	$2,275,000	67	—
R.R. Donnelley & Sons Co. 7.875% 2021[11]	$1,750,000	—	—	$1,750,000	69	—
					$133,218	$6,319,312

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $38,338,285,000, which represented 40.82% of the net assets of the fund. This amount includes $38,335,483,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Security did not produce income during the last 12 months.
[4]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $2,841,181,000 which represented 3.03% of the net assets of the fund.
[5]	Coupon rate may change periodically.
[6]	A portion of a security within this range was pledged as collateral. The total value of pledged collateral was $141,000, which represented less than .01% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	A portion or all of the security purchased on a TBA basis.
[10]	This security was an unaffiliated issuer in its initial period of acquisition at 10/31/2013; it was not publicly disclosed.
[11]	Unaffiliated issuer at 4/30/2014.

Key to abbreviations and symbols

TBA = To be announced

A$ = Australian dollars

CHF = Swiss francs

€ = Euros

See Notes to Financial Statements

12	Capital Income Builder

Financial statements

Statement of assets and liabilities at April 30, 2014		unaudited
	(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $73,908,169)	$87,653,812
Affiliated issuers (cost: $5,602,865)	6,319,312	$93,973,124
Cash denominated in currencies other than U.S. dollars (cost: $35,280)		35,308
Cash		4,461
Unrealized appreciation on open forward currency contracts		347
Receivables for:
Sales of investments	3,116,228
Sales of fund’s shares	85,722
Dividends and interest	429,314	3,631,264
		97,644,504
Liabilities:
Unrealized depreciation on open forward currency contracts		848
Payables for:
Purchases of investments	3,533,548
Repurchases of fund’s shares	136,374
Investment advisory services	19,486
Services provided by related parties	40,265
Trustees’ deferred compensation	1,354
Other	679	3,731,706
Net assets at April 30, 2014		$93,911,950

Net assets consist of:
Capital paid in on shares of beneficial interest		$85,239,987
Undistributed net investment income		197,868
Accumulated net realized loss		(5,990,132)
Net unrealized appreciation		14,464,227
Net assets at April 30, 2014		$93,911,950

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,564,757 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$68,697,519	1,144,619	$60.02
Class B	1,037,063	17,254	60.11
Class C	7,126,329	118,730	60.02
Class F-1	4,609,830	76,814	60.01
Class F-2	2,544,171	42,406	60.00
Class 529-A	2,188,854	36,483	60.00
Class 529-B	65,340	1,088	60.07
Class 529-C	717,299	11,962	59.96
Class 529-E	92,927	1,549	59.99
Class 529-F-1	68,234	1,137	60.01
Class R-1	152,437	2,541	59.99
Class R-2	761,354	12,693	59.98
Class R-3	1,035,983	17,267	60.00
Class R-4	561,126	9,352	60.00
Class R-5	496,917	8,277	60.04
Class R-6	3,756,567	62,585	60.02

See Notes to Financial Statements

Capital Income Builder	13

Statement of operations for the six months ended April 30, 2014		unaudited
	(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $75,471; also includes $133,082 from affiliates)	$2,582,789
Interest (includes $136 from affiliates)	245,887	$2,828,676

Fees and expenses*:
Investment advisory services	131,112
Distribution services	138,445
Transfer agent services	44,304
Administrative services	8,928
Reports to shareholders	1,961
Registration statement and prospectus	625
Trustees’ compensation	345
Auditing and legal	95
Custodian	2,812
Other	1,636	330,263
Net investment income		2,498,413

Net realized gain and unrealized depreciation on investments, forward currency contracts and currency:
Net realized gain (loss) on:
Investments (includes $111,078 net gain from affiliates)	2,454,557
Forward currency contracts	(1,301)
Currency transactions	(589)	2,452,667
Net unrealized (depreciation) appreciation on:
Investments	(34,703)
Forward currency contracts	(1,618)
Currency translations	1,248	(35,073)
Net realized gain and unrealized depreciation on investments, forward currency contracts and currency		2,417,594
Net increase in net assets resulting from operations		$4,916,007

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

14	Capital Income Builder

Statements of changes in net assets

(dollars in thousands)

	Six months ended April 30, 2014*	Year ended October 31, 2013
Operations:
Net investment income	$2,498,413	$2,699,818
Net realized gain on investments, forward currency contracts and currency transactions	2,452,667	2,159,347
Net unrealized (depreciation) appreciation on investments, forward currency contracts and currency translations	(35,073)	6,666,174
Net increase in net assets resulting from operations	4,916,007	11,525,339

Dividends paid to shareholders from net investment income	(2,128,149)	(3,245,423)

Net capital share transactions	2,021,664	2,571,391

Total increase in net assets	4,809,522	10,851,307

Net assets:
Beginning of period	89,102,428	78,251,121
End of period (including undistributed net investment income and distributions in excess of net investment income: $197,868 and $(172,396), respectively)	$93,911,950	$89,102,428

* Unaudited.

See Notes to Financial Statements

Capital Income Builder	15

Notes to financial statements	unaudited

1. Organization

Capital Income Builder (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and a growing stream of income over the years. Growth of capital is a secondary objective.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None

* Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

16	Capital Income Builder

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Capital Income Builder	17

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

18	Capital Income Builder

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor

Capital Income Builder	19

information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of April 30, 2014 (dollars in thousands):

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$4,462,063	$6,059,967	$—	$10,522,030
Consumer staples	7,898,972	2,436,785	—	10,335,757
Utilities	3,768,296	5,808,172	—	9,576,468
Health care	4,680,050	4,146,188	—	8,826,238
Telecommunication services	5,093,986	3,680,561	—	8,774,547
Energy	2,539,204	3,679,498	—	6,218,702
Industrials	2,457,762	3,172,323	—	5,630,085
Consumer discretionary	871,208	3,204,695	—	4,075,903
Information technology	2,628,696	1,441,375	—	4,070,071
Materials	1,020,276	1,944,427	—	2,964,703
Miscellaneous	1,840,945	2,764,293	—	4,605,238
Preferred securities	5,266	39,344	—	44,610
Rights & warrants	266	—	—	266
Convertible securities	20,489	60,936	—	81,425
Bonds, notes & other debt instruments:
Corporate bonds & notes	—	6,051,922	—	6,051,922
U.S. Treasury bonds & notes	—	3,849,264	—	3,849,264
Mortgage-backed obligations	—	2,746,592	—	2,746,592
Federal agency bonds & notes	—	897,628	—	897,628
Other bonds & notes	—	289,571	—	289,571
Short-term securities	—	4,412,104	—	4,412,104
Total	$37,287,479	$56,685,645	$—	$93,973,124

20	Capital Income Builder

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$347	$—	$347
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(848)	—	(848)
Total	$—	$(501)	$—	$(501)

*	Securities with a value of $34,031,310,000, which represented 36.24% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Capital Income Builder	21

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

22	Capital Income Builder

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations.

The following tables present the financial statement impacts resulting from the fund’s use of forward currency contracts as of April 30, 2014 (dollars in thousands):

	Asset		Liability
Contract	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Unrealized appreciation on open forward currency contracts	$347	Unrealized depreciation on open forward currency contracts	$848

	Net realized loss		Net unrealized depreciation
Contract	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Net realized loss on forward currency contracts	$(1,301)	Net unrealized depreciation on forward currency contracts	$(1,618)

Collateral — The fund has entered into a collateral program due to its use of forward currency contracts. The program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2014, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2009, by state tax authorities for tax years before 2008 and by tax authorities outside the U.S. for tax years before 2007.

Capital Income Builder	23

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; paydowns on fixed-income securities; net capital losses; amortization of premiums or discounts; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2013, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$331,943
Capital loss carryforward expiring 2017*	(8,054,061)

*The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after October 31, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of April 30, 2014, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$15,710,257
Gross unrealized depreciation on investment securities	(1,830,781)
Net unrealized appreciation on investment securities	13,879,476
Cost of investment securities	80,093,648

24	Capital Income Builder

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended April 30, 2014	Year ended October 31, 2013
Class A	$1,585,567	$2,454,787
Class B	21,751	45,234
Class C	139,729	225,547
Class F-1	102,827	139,064
Class F-2	59,843	87,667
Class 529-A	49,257	75,483
Class 529-B	1,298	2,579
Class 529-C	13,561	20,243
Class 529-E	1,987	3,025
Class 529-F-1	1,598	2,383
Class R-1	2,935	4,749
Class R-2	14,994	24,024
Class R-3	22,444	35,677
Class R-4	12,708	19,401
Class R-5	12,097	20,122
Class R-6	85,553	85,438
Total	$2,128,149	$3,245,423

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.240% on the first $1 billion of daily net assets and decreasing to 0.110% on such assets in excess of $115 billion. The agreement also provides for monthly fees, accrued daily, of 3.00% on the first $100,000,000 of the fund’s monthly gross income and 2.50% on such income in excess of $100,000,000. For the six months ended April 30, 2014, the investment advisory services fee was $131,112,000, which was equivalent to an annualized rate of 0.294% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described as follows:

Capital Income Builder	25

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of April 30, 2014, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

26	Capital Income Builder

529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. During the period November 1, 2013, to March 31, 2014, the quarterly fee was based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. Effective April 1, 2014, the quarterly fee was amended to provide for reduced annual rates of 0.07%, 0.06% and 0.05% over $30 billion, $50 billion and $70 billion, respectively, of the net assets invested in Class 529 shares of the American Funds. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. The Commonwealth of Virginia is not considered a related party.

For the six months ended April 30, 2014, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$80,152	$32,902	$3,269	Not applicable
Class B	5,474	582	Not applicable	Not applicable
Class C	34,671	3,557	1,737	Not applicable
Class F-1	5,283	2,266	1,057	Not applicable
Class F-2	Not applicable	1,298	585	Not applicable
Class 529-A	2,319	808	517	$991
Class 529-B	336	31	17	32
Class 529-C	3,377	286	170	326
Class 529-E	219	17	22	42
Class 529-F-1	—	25	16	31
Class R-1	726	73	36	Not applicable
Class R-2	2,740	1,264	184	Not applicable
Class R-3	2,488	817	250	Not applicable
Class R-4	660	266	132	Not applicable
Class R-5	Not applicable	108	118	Not applicable
Class R-6	Not applicable	4	818	Not applicable
Total class-specific expenses	$138,445	$44,304	$8,928	$1,422

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $345,000 in the fund’s statement of operations includes $238,000 in current fees (either paid in cash or deferred) and a net increase of $107,000 in the value of the deferred amounts.

Capital Income Builder	27

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of dividends		Repurchases*		Net increase (decrease)
Share class	Amount	Share	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2014

Class A	$3,264,349	56,147	$1,539,788	26,790	$(3,746,284)	(64,472)	$1,057,853	18,465
Class B	8,180	141	21,415	372	(230,464)	(3,958)	(200,869)	(3,445)
Class C	456,629	7,853	134,645	2,340	(834,106)	(14,353)	(242,832)	(4,160)
Class F-1	706,065	12,142	100,265	1,745	(398,357)	(6,864)	407,973	7,023
Class F-2	471,251	8,102	46,694	813	(264,195)	(4,518)	253,750	4,397
Class 529-A	129,604	2,231	49,244	857	(118,391)	(2,039)	60,457	1,049
Class 529-B	812	14	1,298	23	(12,955)	(223)	(10,845)	(186)
Class 529-C	48,674	837	13,557	236	(48,178)	(830)	14,053	243
Class 529-E	5,861	101	1,987	35	(5,719)	(99)	2,129	37
Class 529-F-1	7,322	126	1,597	28	(5,494)	(95)	3,425	59
Class R-1	11,296	194	2,929	51	(16,110)	(278)	(1,885)	(33)
Class R-2	74,754	1,286	14,969	260	(109,787)	(1,888)	(20,064)	(342)
Class R-3	105,498	1,815	22,386	389	(133,775)	(2,301)	(5,891)	(97)
Class R-4	72,466	1,246	12,705	221	(70,733)	(1,215)	14,438	252
Class R-5	45,027	773	12,071	210	(47,682)	(821)	9,416	162
Class R-6	665,978	11,459	85,206	1,483	(70,628)	(1,213)	680,556	11,729
Total net increase (decrease)	$6,073,766	104,467	$2,060,756	35,853	$(6,112,858)	(105,167)	$2,021,664	35,153

Year ended October 31, 2013

Class A	$6,808,549	123,440	$2,378,100	43,452	$(7,729,386)	(140,732)	$1,457,263	26,160
Class B	17,961	326	44,438	814	(605,068)	(10,995)	(542,669)	(9,855)
Class C	856,195	15,485	216,499	3,960	(1,580,405)	(28,680)	(507,711)	(9,235)
Class F-1	1,231,508	22,235	135,290	2,469	(760,137)	(13,796)	606,661	10,908
Class F-2	810,850	14,788	69,733	1,278	(1,012,570)	(18,483)	(131,987)	(2,417)
Class 529-A	248,930	4,532	75,460	1,379	(258,247)	(4,703)	66,143	1,208
Class 529-B	1,795	33	2,578	47	(29,715)	(540)	(25,342)	(460)
Class 529-C	91,787	1,671	20,236	370	(104,546)	(1,906)	7,477	135
Class 529-E	11,292	206	3,024	55	(11,583)	(212)	2,733	49
Class 529-F-1	14,238	259	2,382	44	(13,770)	(251)	2,850	52
Class R-1	23,544	427	4,741	87	(44,227)	(809)	(15,942)	(295)
Class R-2	163,414	2,973	23,998	439	(221,583)	(4,039)	(34,171)	(627)
Class R-3	223,606	4,070	35,588	651	(297,641)	(5,432)	(38,447)	(711)
Class R-4	134,630	2,450	19,396	354	(124,677)	(2,268)	29,349	536
Class R-5	98,998	1,795	20,081	367	(139,969)	(2,561)	(20,890)	(399)
Class R-6	1,755,862	31,837	83,063	1,506	(122,851)	(2,186)	1,716,074	31,157
Total net increase (decrease)	$12,493,159	226,527	$3,134,607	57,272	$(13,056,375)	(237,593)	$2,571,391	46,206

* Includes exchanges between share classes of the fund.

28	Capital Income Builder

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $22,824,455,000 and $23,178,294,000, respectively, during the six months ended April 30, 2014.

Capital Income Builder	29

Financial highlights

			Income from investment operations[1]
		Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:	Six months ended 4/30/2014[5,6]	$58.25	$1.64	$1.54	$3.18
	Year ended 10/31/2013	52.75	1.85	5.88	7.73
	Year ended 10/31/2012	49.34	1.87	3.67	5.54
	Year ended 10/31/2011	50.05	1.87	(.49)	1.38
	Year ended 10/31/2010	46.41	1.77	3.81	5.58
	Year ended 10/31/2009	42.26	1.83	4.40	6.23
Class B:	Six months ended 4/30/2014[5,6]	58.33	1.40	1.56	2.96
	Year ended 10/31/2013	52.79	1.42	5.90	7.32
	Year ended 10/31/2012	49.36	1.50	3.66	5.16
	Year ended 10/31/2011	50.04	1.48	(.48)	1.00
	Year ended 10/31/2010	46.39	1.41	3.80	5.21
	Year ended 10/31/2009	42.26	1.51	4.40	5.91
Class C:	Six months ended 4/30/2014[5,6]	58.25	1.40	1.54	2.94
	Year ended 10/31/2013	52.75	1.40	5.88	7.28
	Year ended 10/31/2012	49.34	1.47	3.66	5.13
	Year ended 10/31/2011	50.03	1.46	(.48)	.98
	Year ended 10/31/2010	46.39	1.38	3.80	5.18
	Year ended 10/31/2009	42.26	1.50	4.40	5.90
Class F-1:	Six months ended 4/30/2014[5,6]	58.25	1.63	1.52	3.15
	Year ended 10/31/2013	52.75	1.82	5.88	7.70
	Year ended 10/31/2012	49.35	1.86	3.66	5.52
	Year ended 10/31/2011	50.05	1.85	(.48)	1.37
	Year ended 10/31/2010	46.41	1.76	3.80	5.56
	Year ended 10/31/2009	42.26	1.84	4.39	6.23
Class F-2:	Six months ended 4/30/2014[5,6]	58.23	1.72	1.51	3.23
	Year ended 10/31/2013	52.73	1.94	5.89	7.83
	Year ended 10/31/2012	49.32	1.98	3.67	5.65
	Year ended 10/31/2011	50.04	1.98	(.51)	1.47
	Year ended 10/31/2010	46.40	1.88	3.80	5.68
	Year ended 10/31/2009	42.26	1.78	4.54	6.32
Class 529-A:	Six months ended 4/30/2014[5,6]	58.23	1.61	1.54	3.15
	Year ended 10/31/2013	52.74	1.80	5.87	7.67
	Year ended 10/31/2012	49.33	1.83	3.67	5.50
	Year ended 10/31/2011	50.04	1.84	(.50)	1.34
	Year ended 10/31/2010	46.40	1.75	3.80	5.55
	Year ended 10/31/2009	42.26	1.81	4.39	6.20

30	Capital Income Builder

Dividends (from net investment income)	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers[2]		Ratio of expenses to average net assets after waivers[2,4]		Ratio of net income to average net assets[2,4]
$(1.41)	$60.02	5.57%	$68,698	.66%[7]		.66%[7]		5.68%[7]
(2.23)	58.25	14.99	65,602	.61		.61		3.35
(2.13)	52.75	11.48	58,027	.63		.63		3.68
(2.09)	49.34	2.79	55,237	.61		.61		3.73
(1.94)	50.05	12.33	58,471	.62		.62		3.74
(2.08)	46.41	15.44	56,648	.66		.66		4.40
(1.18)	60.11	5.19	1,037	1.41	[7]	1.41	[7]	4.84	[7]
(1.78)	58.33	14.12	1,207	1.37		1.37		2.59
(1.73)	52.79	10.64	1,613	1.38		1.38		2.94
(1.68)	49.36	2.02	2,106	1.38		1.38		2.94
(1.56)	50.04	11.47	3,068	1.39		1.39		2.97
(1.78)	46.39	14.57	3,520	1.44		1.43		3.64
(1.17)	60.02	5.15	7,126	1.46	[7]	1.46	[7]	4.86	[7]
(1.78)	58.25	14.06	7,159	1.41		1.41		2.55
(1.72)	52.75	10.60	6,970	1.43		1.43		2.89
(1.67)	49.34	1.98	7,187	1.43		1.43		2.91
(1.54)	50.03	11.41	8,196	1.44		1.44		2.92
(1.77)	46.39	14.54	8,323	1.47		1.47		3.59
(1.39)	60.01	5.53	4,610	.72	[7]	.72	[7]	5.67	[7]
(2.20)	58.25	14.93	4,065	.67		.67		3.30
(2.12)	52.75	11.44	3,106	.66		.66		3.65
(2.07)	49.35	2.78	2,731	.65		.65		3.69
(1.92)	50.05	12.31	3,034	.64		.64		3.72
(2.08)	46.41	15.43	3,142	.66		.66		4.43
(1.46)	60.00	5.68	2,544	.47	[7]	.47	[7]	5.97	[7]
(2.33)	58.23	15.21	2,213	.41		.41		3.52
(2.24)	52.73	11.71	2,132	.41		.41		3.88
(2.19)	49.32	3.01	1,492	.41		.41		3.94
(2.04)	50.04	12.58	1,239	.40		.40		3.97
(2.18)	46.40	15.68	979	.42		.41		4.09
(1.38)	60.00	5.53	2,189	.76	[7]	.76	[7]	5.59	[7]
(2.18)	58.23	14.86	2,063	.70		.70		3.26
(2.09)	52.74	11.39	1,805	.72		.72		3.59
(2.05)	49.33	2.72	1,598	.69		.69		3.66
(1.91)	50.04	12.26	1,476	.68		.68		3.69
(2.06)	46.40	15.36	1,221	.71		.71		4.34

See page 35 for footnotes.

Capital Income Builder	31

Financial highlights (continued)

			Income from investment operations[1]
		Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-B:	Six months ended 4/30/2014[5,6]	$58.29	$1.36	$1.56	$2.92
	Year ended 10/31/2013	52.76	1.36	5.89	7.25
	Year ended 10/31/2012	49.34	1.43	3.66	5.09
	Year ended 10/31/2011	50.03	1.43	(.49)	.94
	Year ended 10/31/2010	46.38	1.36	3.81	5.17
	Year ended 10/31/2009	42.26	1.47	4.40	5.87
Class 529-C:	Six months ended 4/30/2014[5,6]	58.20	1.38	1.54	2.92
	Year ended 10/31/2013	52.71	1.37	5.87	7.24
	Year ended 10/31/2012	49.31	1.43	3.66	5.09
	Year ended 10/31/2011	50.01	1.44	(.49)	.95
	Year ended 10/31/2010	46.38	1.37	3.79	5.16
	Year ended 10/31/2009	42.26	1.47	4.41	5.88
Class 529-E:	Six months ended 4/30/2014[5,6]	58.23	1.54	1.53	3.07
	Year ended 10/31/2013	52.73	1.66	5.89	7.55
	Year ended 10/31/2012	49.33	1.71	3.65	5.36
	Year ended 10/31/2011	50.04	1.70	(.50)	1.20
	Year ended 10/31/2010	46.40	1.61	3.80	5.41
	Year ended 10/31/2009	42.26	1.68	4.41	6.09
Class 529-F-1:	Six months ended 4/30/2014[5,6]	58.25	1.69	1.51	3.20
	Year ended 10/31/2013	52.75	1.92	5.88	7.80
	Year ended 10/31/2012	49.34	1.94	3.67	5.61
	Year ended 10/31/2011	50.05	1.94	(.49)	1.45
	Year ended 10/31/2010	46.41	1.85	3.80	5.65
	Year ended 10/31/2009	42.26	1.90	4.39	6.29
Class R-1:	Six months ended 4/30/2014[5,6]	58.22	1.40	1.54	2.94
	Year ended 10/31/2013	52.72	1.41	5.88	7.29
	Year ended 10/31/2012	49.31	1.48	3.66	5.14
	Year ended 10/31/2011	50.02	1.47	(.50)	.97
	Year ended 10/31/2010	46.38	1.40	3.80	5.20
	Year ended 10/31/2009	42.26	1.50	4.41	5.91
Class R-2:	Six months ended 4/30/2014[5,6]	58.22	1.41	1.53	2.94
	Year ended 10/31/2013	52.72	1.43	5.88	7.31
	Year ended 10/31/2012	49.32	1.47	3.66	5.13
	Year ended 10/31/2011	50.02	1.47	(.49)	.98
	Year ended 10/31/2010	46.38	1.38	3.80	5.18
	Year ended 10/31/2009	42.26	1.45	4.41	5.86

32	Capital Income Builder

Dividends (from net investment income)	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers[2]		Ratio of expenses to average net assets after waivers[2,4]		Ratio of net income to average net assets[2,4]
$(1.14)	$60.07	5.10%	$65	1.54%[7]		1.54%[7]		4.71%[7]
(1.72)	58.29	13.99	74	1.49		1.49		2.47
(1.67)	52.76	10.50	92	1.51		1.51		2.82
(1.63)	49.34	1.90	110	1.49		1.49		2.84
(1.52)	50.03	11.39	142	1.48		1.48		2.88
(1.75)	46.38	14.47	147	1.53		1.52		3.53
(1.16)	59.96	5.10	717	1.53	[7]	1.53	[7]	4.81	[7]
(1.75)	58.20	13.99	682	1.48		1.48		2.48
(1.69)	52.71	10.52	611	1.50		1.50		2.81
(1.65)	49.31	1.93	558	1.48		1.48		2.86
(1.53)	50.01	11.36	533	1.48		1.48		2.90
(1.76)	46.38	14.48	460	1.52		1.52		3.53
(1.31)	59.99	5.38	93	.99	[7]	.99	[7]	5.36	[7]
(2.05)	58.23	14.62	88	.94		.94		3.02
(1.96)	52.73	11.10	77	.96		.96		3.35
(1.91)	49.33	2.44	69	.96		.96		3.39
(1.77)	50.04	11.94	66	.97		.97		3.40
(1.95)	46.40	15.05	56	1.01		1.01		4.04
(1.44)	60.01	5.62	68	.53	[7]	.53	[7]	5.85	[7]
(2.30)	58.25	15.14	63	.48		.48		3.48
(2.20)	52.75	11.63	54	.50		.50		3.81
(2.16)	49.34	2.95	47	.48		.48		3.87
(2.01)	50.05	12.50	42	.47		.47		3.91
(2.14)	46.41	15.60	33	.51		.51		4.55
(1.17)	59.99	5.15	153	1.45	[7]	1.45	[7]	4.87	[7]
(1.79)	58.22	14.08	150	1.40		1.40		2.55
(1.73)	52.72	10.63	151	1.41		1.41		2.90
(1.68)	49.31	1.96	145	1.41		1.41		2.93
(1.56)	50.02	11.45	154	1.42		1.42		2.96
(1.79)	46.38	14.55	125	1.45		1.45		3.59
(1.18)	59.98	5.14	761	1.44	[7]	1.44	[7]	4.88	[7]
(1.81)	58.22	14.13	759	1.37		1.37		2.60
(1.73)	52.72	10.60	720	1.41		1.41		2.90
(1.68)	49.32	1.98	687	1.42		1.42		2.92
(1.54)	50.02	11.40	702	1.45		1.45		2.92
(1.74)	46.38	14.44	633	1.56		1.55		3.48

See page 35 for footnotes.

Capital Income Builder	33

Financial highlights (continued)

			Income from investment operations[1]
		Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-3:	Six months ended 4/30/2014[5,6]	$58.23	$1.53	$1.54	$3.07
	Year ended 10/31/2013	52.74	1.65	5.87	7.52
	Year ended 10/31/2012	49.33	1.69	3.67	5.36
	Year ended 10/31/2011	50.04	1.69	(.50)	1.19
	Year ended 10/31/2010	46.40	1.60	3.80	5.40
	Year ended 10/31/2009	42.26	1.68	4.41	6.09
Class R-4:	Six months ended 4/30/2014[5,6]	58.24	1.63	1.52	3.15
	Year ended 10/31/2013	52.74	1.82	5.89	7.71
	Year ended 10/31/2012	49.33	1.86	3.66	5.52
	Year ended 10/31/2011	50.04	1.85	(.50)	1.35
	Year ended 10/31/2010	46.40	1.75	3.80	5.55
	Year ended 10/31/2009	42.26	1.81	4.40	6.21
Class R-5:	Six months ended 4/30/2014[5,6]	58.27	1.71	1.54	3.25
	Year ended 10/31/2013	52.77	2.00	5.87	7.87
	Year ended 10/31/2012	49.35	2.01	3.67	5.68
	Year ended 10/31/2011	50.06	2.00	(.50)	1.50
	Year ended 10/31/2010	46.42	1.90	3.79	5.69
	Year ended 10/31/2009	42.26	1.97	4.36	6.33
Class R-6:	Six months ended 4/30/2014[5,6]	58.26	1.75	1.50	3.25
	Year ended 10/31/2013	52.76	2.04	5.86	7.90
	Year ended 10/31/2012	49.35	2.02	3.68	5.70
	Year ended 10/31/2011	50.06	2.04	(.51)	1.53
	Year ended 10/31/2010	46.42	1.93	3.78	5.71
	Six months ended 10/31/2009[5,8]	39.83	1.00	6.55	7.55

	Six months ended	Year ended October 31
	April 30, 2014[5,6]	2013	2012	2011	2010	2009
Portfolio turnover rate for all share classes	28%	69%	68%	47%	42%	43%

34	Capital Income Builder

Dividends (from net investment income)	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers[2]		Ratio of expenses to average net assets after waivers[2,4]		Ratio of net income to average net assets[2,4]
$(1.30)	$60.00	5.38%	$1,036	1.02%[7]		1.02%[7]		5.30%[7]
(2.03)	58.23	14.57	1,011	.97		.97		3.00
(1.95)	52.74	11.10	953	.98		.98		3.33
(1.90)	49.33	2.42	885	.97		.97		3.37
(1.76)	50.04	11.92	907	.98		.98		3.38
(1.95)	46.40	15.04	801	1.02		1.02		4.03
(1.39)	60.00	5.53	561	.71	[7]	.71	[7]	5.64	[7]
(2.21)	58.24	14.95	530	.65		.65		3.31
(2.11)	52.74	11.46	452	.66		.66		3.65
(2.06)	49.33	2.74	391	.66		.66		3.68
(1.91)	50.04	12.27	386	.67		.67		3.70
(2.07)	46.40	15.39	347	.70		.69		4.32
(1.48)	60.04	5.71	497	.40	[7]	.40	[7]	5.94	[7]
(2.37)	58.27	15.28	473	.35		.35		3.62
(2.26)	52.77	11.79	449	.36		.36		3.94
(2.21)	49.35	3.05	393	.37		.37		3.98
(2.05)	50.06	12.60	446	.37		.37		4.00
(2.17)	46.42	15.72	376	.40		.40		4.83
(1.49)	60.02	5.71	3,757	.36	[7]	.36	[7]	6.09	[7]
(2.40)	58.26	15.35	2,963	.30		.30		3.69
(2.29)	52.76	11.83	1,039	.32		.32		3.96
(2.24)	49.35	3.11	668	.32		.32		4.06
(2.07)	50.06	12.66	502	.32		.32		4.08
(.96)	46.42	19.10	318	.36	[7]	.36	[7]	4.53	[7]

[1]	Based on average shares outstanding.
[2]	For the period ended April 30, 2014, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share would have been lower by $.71; the Class A ratio of expenses to average net assets before and after waivers would have been lower by 6 basis points; and the Class A ratio of net income to average net assets would have been lower by 2.39 percentage points. The impact to the other share classes would have been similar.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	This column reflects the impact, if any, of certain waivers from CRMC. During one of the periods shown, CRMC reduced fees for investment advisory services.
[5]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[6]	Unaudited.
[7]	Annualized.
[8]	Class R-6 shares were offered beginning May 1, 2009.

See Notes to Financial Statements

Capital Income Builder	35

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2013, through April 30, 2014).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

36	Capital Income Builder

	Beginning account value 11/1/2013	Ending account value 4/30/2014	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$1,055.69	$3.36	.66%
Class A — assumed 5% return	1,000.00	1,021.52	3.31	.66
Class B — actual return	1,000.00	1,051.86	7.17	1.41
Class B — assumed 5% return	1,000.00	1,017.80	7.05	1.41
Class C — actual return	1,000.00	1,051.49	7.43	1.46
Class C — assumed 5% return	1,000.00	1,017.55	7.30	1.46
Class F-1 — actual return	1,000.00	1,055.28	3.67	.72
Class F-1 — assumed 5% return	1,000.00	1,021.22	3.61	.72
Class F-2 — actual return	1,000.00	1,056.78	2.40	.47
Class F-2 — assumed 5% return	1,000.00	1,022.46	2.36	.47
Class 529-A — actual return	1,000.00	1,055.28	3.87	.76
Class 529-A — assumed 5% return	1,000.00	1,021.03	3.81	.76
Class 529-B — actual return	1,000.00	1,051.04	7.83	1.54
Class 529-B — assumed 5% return	1,000.00	1,017.16	7.70	1.54
Class 529-C — actual return	1,000.00	1,051.04	7.78	1.53
Class 529-C — assumed 5% return	1,000.00	1,017.21	7.65	1.53
Class 529-E — actual return	1,000.00	1,053.84	5.04	.99
Class 529-E — assumed 5% return	1,000.00	1,019.89	4.96	.99
Class 529-F-1 — actual return	1,000.00	1,056.24	2.70	.53
Class 529-F-1 — assumed 5% return	1,000.00	1,022.17	2.66	.53
Class R-1 — actual return	1,000.00	1,051.50	7.38	1.45
Class R-1 — assumed 5% return	1,000.00	1,017.60	7.25	1.45
Class R-2 — actual return	1,000.00	1,051.45	7.32	1.44
Class R-2 — assumed 5% return	1,000.00	1,017.65	7.20	1.44
Class R-3 — actual return	1,000.00	1,053.84	5.19	1.02
Class R-3 — assumed 5% return	1,000.00	1,019.74	5.11	1.02
Class R-4 — actual return	1,000.00	1,055.34	3.62	.71
Class R-4 — assumed 5% return	1,000.00	1,021.27	3.56	.71
Class R-5 — actual return	1,000.00	1,057.06	2.04	.40
Class R-5 — assumed 5% return	1,000.00	1,022.81	2.01	.40
Class R-6 — actual return	1,000.00	1,057.13	1.84	.36
Class R-6 — assumed 5% return	1,000.00	1,023.01	1.81	.36

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

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Capital Income Builder	43

Offices of the fund and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

44	Capital Income Builder

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete April 30, 2014, portfolio of Capital Income Builder’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Capital Income Builder files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Capital Income Builder, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2014, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 26 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 56% of 10-year periods and 57% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2013.
[2]	Based on Class A share results for rolling periods through December 31, 2013. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except SMALLCAP World Fund, for which the Lipper average was used).
[3]	Based on management fees for the 20-year period ended December 31, 2013, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Capital Income Builder® Investment portfolio April 30, 2014

unaudited

Common stocks 80.50%
		Value
Financials 11.20%	Shares	(000)

HSBC Holdings PLC (Hong Kong)[1]	75,218,861	$ 763,185
HSBC Holdings PLC (United Kingdom)[1]	40,823,835	417,239
Sampo Oyj, Class A1	21,728,343	1,082,114
HCP, Inc.	21,621,800	905,089
Prudential PLC[1]	35,666,089	820,375
BNP Paribas SA1	7,083,500	532,693
Public Storage	2,958,500	519,246
Digital Realty Trust, Inc.[2]	8,345,000	445,623
Aviva PLC[1]	42,840,900	381,071
Link Real Estate Investment Trust[1]	65,280,000	324,614
Principal Financial Group, Inc.	6,555,600	307,064
Starwood Property Trust, Inc.[2]	12,437,000	299,110
Ventas, Inc.	4,509,000	297,955
Bank of Nova Scotia	3,847,200	233,770
Westpac Banking Corp.[1]	7,086,077	231,917
Credit Suisse Group AG1,3	6,881,868	218,187
Deutsche Börse AG1	2,954,000	216,363
CME Group Inc., Class A	3,000,000	211,170
Equity Residential, shares of beneficial interest	3,250,500	193,210
Crown Castle International Corp.	2,270,000	165,097
New York Community Bancorp, Inc.	10,662,000	164,301
Old Republic International Corp.	9,176,200	151,958
Svenska Handelsbanken AB, Class A1	2,724,000	137,232
Mercury General Corp.[2]	2,809,700	134,472
Hospitality Properties Trust	4,250,000	127,713
BM&FBOVESPA SA, ordinary nominative	24,650,300	126,029
Arthur J. Gallagher & Co.	2,786,989	125,470
Industrial and Commercial Bank of China Ltd., Class H1	196,726,260	117,250
Bank of China Ltd., Class H1	265,642,000	116,859
Barclays PLC[1]	19,088,539	81,388
Sunway Real Estate Investment Trust[1,2]	162,538,400	67,695
Ascendas Real Estate Investment Trust[1]	33,510,000	61,224
Sun Hung Kai Properties Ltd.[1]	4,729,000	59,615
Tesco Lotus Retail Growth Freehold and Leasehold Property Fund[1,2]	145,255,000	58,452
Hang Seng Bank Ltd.[1]	3,560,000	58,022
Starwood Waypoint Residential Trust[2,3]	2,016,400	54,786
Fortune Real Estate Investment Trust[1]	58,119,000	46,016
Champion Real Estate Investment Trust[1]	92,611,638	43,603
CapitaMall Trust[1]	26,682,210	42,469
Cache Logistics Trust[1,2]	41,000,000	37,614
CDL Hospitality Trusts, units[1]	19,078,500	27,331
CapitaCommercial Trust[1]	21,082,000	26,943
Société Générale[1]	376,945	23,472
Keppel REIT[1]	22,587,750	21,800
Common stocks
		Value
Financials (continued)	Shares	(000)

Ascott Residence Trust[1]	21,654,400	$ 20,737
Parkway Life Real Estate Investment Trust[1]	8,300,000	16,624
Frasers Centrepoint Trust[1]	5,491,000	7,863
		10,522,030
Consumer staples 11.01%

Altria Group, Inc.	70,700,875	2,835,812
Philip Morris International Inc.	30,340,000	2,591,946
British American Tobacco PLC[1]	12,313,137	709,835
Nestlé SA1	8,778,599	678,898
Kraft Foods Group, Inc.	9,477,666	538,900
Coca-Cola Co.	11,130,100	453,997
Lorillard, Inc.	7,053,600	419,125
Reynolds American Inc.	5,769,208	325,556
Imperial Tobacco Group PLC[1]	7,127,955	308,243
Procter & Gamble Co.	3,112,600	256,945
Unilever PLC[1]	3,880,000	173,734
Kimberly-Clark Corp.	1,500,000	168,375
Unilever NV, depository receipts[1]	3,616,000	155,039
Japan Tobacco Inc.[1]	4,584,000	150,460
Kellogg Co.	2,136,000	142,749
ConAgra Foods, Inc.	3,000,000	91,530
Treasury Wine Estates Ltd.[1]	25,637,502	90,943
PepsiCo, Inc.	862,000	74,037
Diageo PLC[1]	1,874,300	57,465
Anheuser-Busch InBev NV1	500,000	53,311
Orior AG1,2	385,000	24,882
Philip Morris CR as1	42,500	22,448
Convenience Retail Asia Ltd.[1]	17,152,000	11,527
		10,335,757
Utilities 10.20%

National Grid PLC[1]	157,627,895	2,237,130
SSE PLC[1,2]	53,016,919	1,367,236
Dominion Resources, Inc.	12,446,980	902,904
EDP — Energias de Portugal, SA1	143,569,390	697,981
Exelon Corp.	15,559,300	545,042
Fortum Oyj[1]	22,014,793	497,801
Duke Energy Corp.	6,207,269	462,380
DTE Energy Co.	5,451,500	425,980
Southern Co.	8,500,000	389,555
PG&E Corp.	6,580,000	299,916
FirstEnergy Corp.	6,055,000	204,356
NextEra Energy, Inc.	2,000,000	199,700
GDF SUEZ[1]	7,835,803	197,787
Iberdrola, SA1	26,264,861	183,477
Xcel Energy Inc.	5,516,000	175,795
Power Assets Holdings Ltd.[1]	19,062,500	164,448
Glow Energy PCL[1]	57,648,000	138,504
Ratchaburi Electricity Generating Holding PCL[1,2]	77,350,000	127,472
PT Perusahaan Gas Negara (Persero) Tbk[1]	270,100,000	124,456
PPL Corp.	2,740,500	91,368
Centrica PLC[1]	12,900,000	71,880
Entergy Corp.	752,500	54,556
Enersis SA (ADR)	1,040,000	16,744
		9,576,468
Common stocks
		Value
Health care 9.40%	Shares	(000)

AbbVie Inc.	41,026,000	$ 2,136,634
Novartis AG1	22,665,000	1,969,708
Amgen Inc.	11,582,200	1,294,311
GlaxoSmithKline PLC[1]	40,716,900	1,122,983
Pfizer Inc.	12,330,800	385,707
AstraZeneca PLC[1]	2,488,600	196,576
AstraZeneca PLC (ADR)	1,558,200	123,176
Roche Holding AG1	1,067,200	313,744
Johnson & Johnson	3,000,000	303,870
Sonic Healthcare Ltd.[1]	15,372,157	253,484
Orion Oyj, Class B1	6,439,699	196,401
Merck & Co., Inc.	3,178,200	186,115
Bristol-Myers Squibb Co.	3,404,800	170,546
Teva Pharmaceutical Industries Ltd. (ADR)	1,631,000	79,691
Bayer AG1	573,000	79,520
Oriola-KD Oyj, Class B1,3	4,145,102	13,772
		8,826,238
Telecommunication services 9.34%

Verizon Communications Inc.	50,981,084	2,382,346
Singapore Telecommunications Ltd.[1]	463,931,500	1,417,668
CenturyLink, Inc.[2]	35,533,235	1,240,465
AT&T Inc.	31,115,910	1,110,838
Vodafone Group PLC[1]	152,571,636	579,857
TeliaSonera AB1	77,125,277	560,983
OJSC Mobile TeleSystems (ADR)	20,184,850	338,298
Advanced Info Service PCL[1]	37,264,600	279,535
TDC A/S1	21,495,244	202,107
Telstra Corp. Ltd.[1]	34,514,000	167,618
MTN Group Ltd.[1]	5,156,000	103,424
Total Access Communication PCL, nonvoting depository receipts[1]	25,150,000	96,985
OJSC MegaFon (GDR)[1,4]	3,000,000	78,204
Belgacom SA1	2,530,800	77,465
Hutchison Telecommunications Hong Kong Holdings Ltd.[1]	214,176,000	70,248
Telefónica Czech Republic, AS1	3,066,917	46,467
BCE Inc.	495,000	22,039
		8,774,547
Energy 6.62%

Royal Dutch Shell PLC, Class B1	29,425,412	1,249,237
Royal Dutch Shell PLC, Class A1	5,688,700	225,735
BP PLC[1]	157,558,000	1,329,222
Kinder Morgan, Inc.	25,303,873	826,424
Eni SpA[1]	27,298,600	709,872
Chevron Corp.	2,954,500	370,849
Exxon Mobil Corp.	3,334,000	341,435
ConocoPhillips	3,988,100	296,356
Seadrill Ltd.	5,888,200	207,382
Crescent Point Energy Corp.	5,053,700	205,597
Spectra Energy Corp	2,783,220	110,522
Ensco PLC, Class A	2,000,000	100,900
OJSC Gazprom (ADR)[1]	10,490,000	76,114
Canyon Services Group Inc.[2]	4,040,500	55,591
Kværner ASA[1,2]	17,485,000	35,078
Common stocks
		Value
Energy (continued)	Shares	(000)

TOTAL SA1	388,000	$ 27,743
Prosafe SE1	3,001,000	26,497
Husky Energy Inc.	738,900	24,148
		6,218,702
Industrials 6.00%

Lockheed Martin Corp.	6,951,000	1,140,937
General Electric Co.	28,405,000	763,810
VINCI SA1	7,865,401	594,596
Rexel SA1,2	15,194,748	384,126
Schneider Electric SA1	3,284,700	308,710
Sydney Airport, units[1]	71,566,435	281,212
Singapore Technologies Engineering Ltd[1]	91,974,000	280,301
KONE Oyj, Class B1	6,322,000	271,003
BAE Systems PLC[1]	38,790,977	263,275
COSCO Pacific Ltd.[1,2]	148,066,551	198,638
Waste Management, Inc.	4,425,300	196,705
R.R. Donnelley & Sons Co.	7,855,957	138,265
Andritz AG1	1,919,000	119,332
BTS Rail Mass Transit Growth Infrastructure Fund[1,2]	367,453,100	109,707
Hutchison Port Holdings Trust[1]	140,756,000	95,835
United Technologies Corp.	785,000	92,889
Emerson Electric Co.	1,200,000	81,816
China Merchants Holdings (International) Co., Ltd.[1]	23,210,000	72,613
SATS Ltd.[1]	24,526,000	62,068
BELIMO Holding AG1	18,215	51,293
Loomis AB, Class B1	1,604,768	43,633
United Parcel Service, Inc., Class B	440,000	43,340
SIA Engineering Co. Ltd.[1]	8,617,000	32,963
Uponor Oyj[1]	152,089	3,018
		5,630,085
Consumer discretionary 4.34%

Daimler AG1	6,557,400	607,460
Darden Restaurants, Inc.[2]	10,015,400	497,865
ProSiebenSat.1 Media AG1	8,531,000	373,567
William Hill PLC[1,2]	49,941,818	299,804
Li & Fung Ltd.[1]	193,640,000	282,251
Greene King PLC[1,2]	17,465,299	262,862
Volkswagen AG, nonvoting preferred[1,3]	809,750	218,147
Hasbro, Inc.	3,754,984	207,500
RTL Group SA, non-registered shares[1]	1,651,660	184,152
Ladbrokes PLC[1,2]	59,622,507	154,748
SJM Holdings Ltd.[1]	54,815,000	152,430
Kingfisher PLC[1]	18,716,000	132,566
SES SA, Class A (FDR)[1]	3,418,890	128,795
Home Depot, Inc.	1,065,000	84,678
Stella International Holdings Ltd.[1]	34,333,500	84,676
Leggett & Platt, Inc.	2,470,000	81,164
Marks and Spencer Group PLC[1]	10,195,000	76,093
H & M Hennes & Mauritz AB, Class B1	1,758,500	71,850
Matas A/S1,3	1,960,008	53,855
Marston’s PLC[1]	20,448,705	50,900
Ekornes ASA[1,2]	1,990,851	31,580
Common stocks
		Value
Consumer discretionary (continued)	Shares	(000)

mobilezone holding ag, non-registered shares[1,2,3]	2,325,000	$ 26,414
Darty PLC[1]	7,266,600	12,546
Revel AC, Inc.[1,3,5]	41,667	—
		4,075,903
Information technology 4.33%

Texas Instruments Inc.	21,618,000	982,538
Microsoft Corp.	12,027,200	485,899
Quanta Computer Inc.[1]	143,465,190	394,199
Delta Electronics, Inc.[1]	55,099,396	338,701
Siliconware Precision Industries Co., Ltd.[1,2]	202,563,300	297,511
Maxim Integrated Products, Inc.	8,512,700	276,152
Apple Inc.	449,900	265,481
Intel Corp.	7,800,000	208,182
Seagate Technology	3,928,160	206,543
VTech Holdings Ltd.[1]	12,350,500	170,458
Cisco Systems, Inc.	6,000,000	138,660
Playtech PLC[1]	10,016,661	113,094
Moneysupermarket.com Group PLC[1,2]	34,915,401	107,581
Analog Devices, Inc.	1,272,000	65,241
Atea ASA[1]	1,725,000	19,831
		4,070,071
Materials 3.16%

BASF SE1,3	4,197,700	485,922
Rio Tinto PLC[1]	8,411,000	457,212
Dow Chemical Co.	8,654,000	431,835
Amcor Ltd.[1]	40,932,185	392,043
CRH PLC[1]	10,803,309	314,704
RPM International, Inc.	6,000,000	255,960
E.I. du Pont de Nemours and Co.	2,000,000	134,640
Boral Ltd.[1]	24,888,521	132,116
MeadWestvaco Corp.	3,259,000	127,329
Air Products and Chemicals, Inc.	600,000	70,512
Nampak Ltd.[1]	15,325,180	57,147
Koninklijke DSM NV1	691,800	49,623
Akzo Nobel NV1	600,000	46,296
Israel Chemicals Ltd.[1]	1,054,822	9,364
		2,964,703
Miscellaneous 4.90%

Other common stocks in initial period of acquisition		4,605,238
Total common stocks (cost: $61,567,388,000)		75,599,742
Preferred securities 0.05%

Utilities 0.02%

Southern Co. 5.625%	800,000	19,950
Financials 0.01%

HSBC Holdings PLC, Series 2, 8.00%	200,000	5,406
Citigroup Inc., Series K, depositary shares	168,000	4,510
		9,916
Preferred securities
		Value
U.S. government agency securities 0.01%	Shares	(000)

CoBank, ACB, Class E, noncumulative[4]	13,000	$ 9,478
Miscellaneous 0.01%

Other preferred securities in initial period of acquisition		5,266
Total preferred securities (cost: $47,389,000)		44,610
Rights & warrants 0.00%

Miscellaneous 0.00%

Other rights & warrants in initial period of acquisition		266
Total rights & warrants (cost: $0)		266
Convertible securities 0.09%
	Shares or
Financials 0.07%	principal amount

Bank of Ireland 10.00% convertible notes 2016	€23,175,000	35,733
Bank of America Corp., Series L, 7.25% convertible preferred	18,000	20,489
Fannie Mae 5.375% convertible preferred 2032[3]	240	8,040
		64,262
Industrials 0.02%

United Continental Holdings, Inc. 6.00% convertible preferred 2030	347,000	17,163
Total convertible securities (cost: $77,621,000)		81,425
Bonds, notes & other debt instruments 14.73%
Corporate bonds & notes 6.44%	Principal amount
Financials 1.43%	(000)

JPMorgan Chase & Co. 6.30% 2019	$ 5,000	5,918
JPMorgan Chase & Co. 4.625% 2021	5,000	5,485
JPMorgan Chase & Co. 3.20% 2023	5,000	4,885
JPMorgan Chase & Co. 4.85% 2044	3,000	3,103
JPMorgan Chase & Co., Series-U, junior subordinated, perpetual, 6.125% (undated)[6]	10,000	10,043
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)[6]	65,950	74,853
Bank of Ireland 10.24% (undated)	€57,905	88,211
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)[6]	$71,606	81,631
Developers Diversified Realty Corp. 5.50% 2015	4,194	4,376
Developers Diversified Realty Corp. 9.625% 2016	15,520	17,891
Developers Diversified Realty Corp. 7.50% 2017	27,306	31,534
Developers Diversified Realty Corp. 7.875% 2020	16,870	21,121
Goldman Sachs Group, Inc. 2.625% 2019	15,072	15,116
Goldman Sachs Group, Inc. 5.75% 2022	7,500	8,568
Goldman Sachs Group, Inc. 3.625% 2023	2,500	2,483
Goldman Sachs Group, Inc. 4.00% 2024	28,005	28,144
Goldman Sachs Group, Inc., Series L, 5.70% 2049[6]	3,905	4,007
Bank of America Corp., Series L, 3.625% 2016	3,045	3,192
Bank of America Corp. 3.75% 2016	2,270	2,398
Bank of America Corp. 5.75% 2017	5,000	5,662
Bank of America Corp. 5.65% 2018	1,940	2,202
Bank of America Corp. 2.60% 2019	3,500	3,522
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Financials (continued)	(000)	(000)

Bank of America Corp., Series L, 2.65% 2019	$10,390	$10,448
Bank of America Corp. 5.875% 2021	5,000	5,804
Bank of America Corp. 3.30% 2023	6,185	6,012
Bank of America Corp. 4.00% 2024	11,850	11,929
Bank of America Corp. 4.875% 2044	7,000	7,133
Westfield Group 5.75% 2015[4]	16,750	17,831
Westfield Group 5.70% 2016[4]	8,000	8,881
Westfield Group 7.125% 2018[4]	3,925	4,671
Westfield Group 6.75% 2019[4]	18,525	22,448
Westfield Group 3.375% 2022[4]	3,500	3,539
Goodman Funding Pty Ltd. 6.375% 2020[4]	4,000	4,572
Goodman Funding Pty Ltd. 6.00% 2022[4]	37,395	41,883
CNA Financial Corp. 5.85% 2014	30,000	30,983
CNA Financial Corp. 7.35% 2019	6,000	7,408
CNA Financial Corp. 3.95% 2024	3,135	3,205
Citigroup Inc. 3.953% 2016	7,500	7,949
Citigroup Inc. 2.50% 2018	7,500	7,588
Citigroup Inc. 8.50% 2019	12,656	16,140
Citigroup Inc. 3.875% 2023	5,000	5,007
Citigroup Inc. 5.30% 2044	4,500	4,530
Prologis, Inc. 2.75% 2019	10,500	10,658
Prologis, Inc. 3.35% 2021	15,250	15,383
Prologis, Inc. 4.25% 2023	10,000	10,342
Hospitality Properties Trust 5.125% 2015	3,675	3,717
Hospitality Properties Trust 6.30% 2016	1,400	1,503
Hospitality Properties Trust 5.625% 2017	5,895	6,455
Hospitality Properties Trust 6.70% 2018	5,978	6,760
Hospitality Properties Trust 5.00% 2022	5,250	5,527
Hospitality Properties Trust 4.50% 2023	8,480	8,456
HBOS PLC 6.75% 2018[4]	25,085	28,618
PNC Funding Corp. 5.40% 2014	10,000	10,050
PNC Financial Services Group, Inc. 3.90% 2024	10,000	10,034
PNC Preferred Funding Trust I, junior subordinated 1.883% (undated)[4,6]	8,600	8,030
MetLife Global Funding I 5.125% 2014[4]	7,500	7,535
MetLife Global Funding I 1.30% 2017[4]	10,000	9,992
MetLife Global Funding I 2.30% 2019[4]	5,395	5,428
Metlife, Inc. 3.60% 2024	4,905	4,951
Morgan Stanley 3.80% 2016	5,000	5,264
Morgan Stanley 2.125% 2018	10,000	10,033
Morgan Stanley, Series F, 3.875% 2024	7,000	6,969
Morgan Stanley, Series H, 5.45% 2049[6]	1,980	1,998
Barclays Bank PLC 2.50% 2019	6,210	6,277
Barclays Bank PLC 5.14% 2020	15,525	16,741
Kimco Realty Corp., Series C, 5.783% 2016	4,000	4,353
Kimco Realty Corp. 4.30% 2018	12,000	12,922
Kimco Realty Corp. 6.875% 2019	1,320	1,584
Kimco Realty Corp. 3.125% 2023	3,000	2,862
Bank of New York Mellon Corp. 0.798% 2018[6]	6,400	6,452
Bank of New York Mellon Corp. 2.10% 2019	15,000	14,994
Essex Portfolio L.P. 3.25% 2023	7,845	7,532
Essex Portfolio L.P. 3.875% 2024[4]	13,035	12,999
Northern Trust Corp. 4.625% 2014	8,475	8,475
Northern Trust Corp. 5.85% 2017[4]	10,150	11,577
Regions Financial Corp. 7.75% 2014	4,228	4,387
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Financials (continued)	(000)	(000)

Regions Financial Corp. 2.00% 2018	$15,000	$14,840
UDR, Inc., Series A, 5.25% 2015	8,975	9,262
UDR, Inc. 3.70% 2020	7,910	8,148
CIT Group Inc., Series C, 4.75% 2015[4]	7,000	7,197
CIT Group Inc. 5.00% 2017	7,000	7,499
CIT Group Inc. 3.875% 2019	2,525	2,560
American International Group, Inc. 3.80% 2017	11,000	11,775
American International Group, Inc. 3.375% 2020	5,000	5,182
HSBC Bank PLC 0.876% 2018[4,6]	425	429
HSBC USA Inc. 1.114% 2018[6]	11,000	11,150
HSBC Holdings PLC 5.25% 2044	5,000	5,134
UnumProvident Finance Co. PLC 6.85% 2015[4]	1,885	2,044
Unum Group 7.125% 2016	12,625	14,382
US Bancorp. 0.726% 2018[6]	12,250	12,318
US Bancorp. 0.628% 2019[6]	3,750	3,762
QBE Insurance Group Ltd. 2.40% 2018[4]	15,035	14,776
Simon Property Group, LP 4.20% 2015	2,430	2,475
Simon Property Group, LP 5.875% 2017	5,000	5,595
Simon Property Group, LP 6.125% 2018	5,665	6,596
Nordea Bank AB 1.625% 2018[4]	2,500	2,474
Nordea Bank AB 2.375% 2019[4]	6,500	6,523
Nordea Bank AB 4.875% 2021[4]	5,000	5,320
ERP Operating LP 5.75% 2017	6,000	6,786
ERP Operating LP 4.75% 2020	2,500	2,752
ERP Operating LP 3.00% 2023	4,000	3,830
Realogy Corp., Letter of Credit, 4.50% 2016[6,7,8]	314	313
Realogy Corp. 4.50% 2019[4]	1,500	1,515
Realogy Corp. 9.00% 2020[4]	10,000	11,500
BPCE SA group 5.70% 2023[4]	7,850	8,328
BPCE SA group 4.00% 2024	3,900	3,907
BB&T Corp. 2.25% 2019	12,000	12,048
ACE Capital Trust II 9.70% 2030	7,210	10,631
AvalonBay Communities, Inc. 3.625% 2020	10,110	10,510
American Express Co. 6.15% 2017	9,080	10,453
Piedmont Operating Partnership LP 3.40% 2023	3,000	2,801
Piedmont Operating Partnership LP 4.45% 2024	7,500	7,618
Intercontinentalexchange, Inc. 4.00% 2023	9,500	9,896
DCT Industrial Trust Inc. 4.50% 2023[4]	9,590	9,633
AXA SA, Series B, junior subordinated 6.379% (undated)[4,6]	7,000	7,542
AXA SA, junior subordinated 6.463% (undated)[4,6]	1,900	2,046
iStar Financial Inc. 3.875% 2016	3,575	3,700
iStar Financial Inc., Term Loan B, 4.50% 2017[6,7,8]	3,815	3,833
iStar Financial Inc. 4.875% 2018	1,650	1,708
Credit Agricole SA 2.50% 2019[4]	8,500	8,503
New York Life Global Funding 1.30% 2017[4]	2,500	2,486
New York Life Global Funding 2.10% 2019[4]	6,000	5,982
American Campus Communities, Inc. 3.75% 2023	8,615	8,329
Synovus Financial Corp. 7.875% 2019	7,000	8,032
BioMed Realty Trust, Inc. 2.625% 2019	7,005	6,987
Alexandria Real Estate Equities, Inc. 3.90% 2023	6,000	5,906
Liberty Mutual Group Inc. 6.70% 2016[4]	5,000	5,610
Corporate Office Properties Trust 3.60% 2023	4,220	4,007
Corporate Office Properties LP 5.25% 2024	1,500	1,602
Discover Financial Services 10.25% 2019	4,334	5,509
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Financials (continued)	(000)	(000)

Rabobank Nederland 4.625% 2023	$ 5,000	$ 5,219
Leucadia National Corp. 5.50% 2023	4,750	5,005
Berkshire Hathaway Inc. 4.40% 2042	3,000	2,979
Berkshire Hathaway Finance Corp. 4.30% 2043	2,000	1,950
UBS AG 4.875% 2020	4,352	4,856
CME Group Inc. 5.30% 2043	4,000	4,546
Crescent Resources 10.25% 2017[4]	3,630	4,075
Ryman Hospitality Properties, Inc. 5.00% 2021	3,975	3,985
Prudential Financial, Inc. 4.50% 2021	3,500	3,837
International Lease Finance Corp. 4.875% 2015	3,000	3,101
Mack-Cali Realty Corp. 2.50% 2017	3,000	3,037
Brandywine Operating Partnership, LP 5.40% 2014	2,500	2,559
Brandywine Operating Partnership, LP 5.70% 2017	41	45
Brandywine Operating Partnership, LP 3.95% 2023	170	169
Host Hotels & Resorts LP 6.00% 2021	2,000	2,291
Genworth Holdings, Inc. 4.90% 2023	1,565	1,680
FelCor Lodging Trust Inc. 5.625% 2023	1,375	1,396
TitleMax Finance Corp. 8.50% 2018[4]	350	374
		1,346,012
Energy 0.96%

CNOOC Finance (2013) Ltd. 3.00% 2023	81,200	74,595
China National Offshore Oil Corp. Ltd. 4.25% 2024	5,000	5,009
Gazprom OJSC 8.146% 2018	21,850	24,199
Gazprom OJSC 4.95% 2022[4]	13,690	12,389
Gazprom OJSC, Series 9, 6.51% 2022	39,990	39,790
Kinder Morgan Energy Partners, LP 5.125% 2014	22,210	22,734
Kinder Morgan Energy Partners, LP 6.00% 2017	375	419
Kinder Morgan Energy Partners, LP 2.65% 2019	2,670	2,687
Kinder Morgan Energy Partners, LP 3.50% 2021	3,680	3,689
Kinder Morgan Energy Partners, LP 3.95% 2022	2,500	2,517
Kinder Morgan Energy Partners, LP 3.50% 2023	13,250	12,710
Kinder Morgan Energy Partners, LP 4.15% 2024	7,800	7,813
Kinder Morgan Energy Partners, LP 6.95% 2038	7,500	9,118
Kinder Morgan Energy Partners, LP 5.50% 2044	8,200	8,587
Enbridge Inc. 5.80% 2014	10,000	10,060
Enbridge Inc. 4.90% 2015	4,950	5,125
Enbridge Inc. 5.60% 2017	11,155	12,481
Enbridge Inc. 4.00% 2023	25,950	26,567
Williams Partners LP 3.80% 2015	17,500	17,927
Williams Partners LP 4.125% 2020	5,000	5,247
Williams Partners LP 3.35% 2022	6,750	6,569
Williams Partners LP 4.50% 2023	5,850	6,104
Williams Partners LP 4.30% 2024	6,030	6,167
Williams Partners LP 5.40% 2044	5,000	5,280
Enbridge Energy Partners, LP, Series B, 6.50% 2018	23,200	26,940
Enbridge Energy Partners, LP 9.875% 2019	5,000	6,593
Enbridge Energy Partners, LP 5.20% 2020	2,400	2,627
Enbridge Energy Partners, LP 5.50% 2040	3,500	3,710
Anadarko Petroleum Corp. 6.375% 2017	8,250	9,540
Anadarko Petroleum Corp. 8.70% 2019	17,730	22,864
Anadarko Petroleum Corp. 6.20% 2040	3,000	3,662
Exxon Mobil Corp. 0.385% 2019[6]	10,000	10,027
Exxon Mobil Corp. 1.819% 2019	16,500	16,515
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Energy (continued)	(000)	(000)

Exxon Mobil Corp. 3.176% 2024	$ 8,750	$ 8,843
Transocean Inc. 5.05% 2016	5,450	5,933
Transocean Inc. 2.50% 2017	21,915	22,308
Transocean Inc. 3.80% 2022	6,500	6,246
TransCanada PipeLines Ltd. 6.50% 2018	10,000	11,841
TransCanada PipeLines Ltd. 3.75% 2023	4,000	4,087
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067[6]	12,930	13,463
Pemex Project Funding Master Trust 5.75% 2018	2,750	3,070
Petróleos Mexicanos 5.50% 2021	3,475	3,822
Petróleos Mexicanos 4.875% 2022	600	631
Petróleos Mexicanos 4.875% 2024	1,340	1,390
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	15,000	16,875
Petróleos Mexicanos 6.375% 2045[4]	2,500	2,744
Cenovus Energy Inc. 3.00% 2022	16,730	16,182
Cenovus Energy Inc. 3.80% 2023	9,250	9,404
Ras Laffan Liquefied Natural Gas III 5.50% 2014	5,000	5,104
Ras Laffan Liquefied Natural Gas III 5.50% 2014[4]	4,800	4,900
Ras Laffan Liquefied Natural Gas III 6.75% 2019[4]	500	595
Ras Laffan Liquefied Natural Gas II 5.298% 2020[4,7]	9,590	10,405
Ras Laffan Liquefied Natural Gas II 5.298% 2020[7]	2,495	2,707
Petrobras International Finance Co. 3.50% 2017	3,650	3,745
Petrobras International Finance Co. 5.375% 2021	13,700	14,095
Petrobras Global Finance Co. 4.375% 2023	670	627
Petrobras Global Finance Co. 6.25% 2024	1,175	1,237
Petrobras Global Finance Co. 5.625% 2043	720	636
Petrobras Global Finance Co. 7.25% 2044	3,000	3,235
Enterprise Products Operating LLC 3.90% 2024	20,340	20,602
Enterprise Products Operating LLC 4.85% 2044	1,750	1,793
StatoilHydro ASA 2.90% 2014	6,205	6,280
Statoil ASA 0.697% 2018[6]	5,000	5,041
StatoilHydro ASA 2.45% 2023	9,320	8,828
Diamond Offshore Drilling, Inc. 4.875% 2043	17,550	17,334
Phillips 66 2.95% 2017	4,000	4,187
Phillips 66 4.30% 2022	11,525	12,339
NGPL PipeCo LLC, Term Loan B, 6.75% 2017[6,7,8]	519	511
NGPL PipeCo LLC 7.119% 2017[4]	8,475	8,433
NGPL PipeCo LLC 9.625% 2019[4]	6,425	6,971
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[4,7]	13,985	14,667
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[4,7]	13,454	13,992
Schlumberger Investment SA 3.65% 2023	13,660	13,984
Husky Energy Inc. 5.90% 2014	1,800	1,811
Husky Energy Inc. 6.20% 2017	5,600	6,394
Husky Energy Inc. 7.25% 2019	4,500	5,554
EnLink Midstream Partners, LP 2.70% 2019	4,335	4,370
EnLink Midstream Partners, LP 4.40% 2024	7,800	8,043
CONSOL Energy Inc. 8.00% 2017	3,050	3,179
CONSOL Energy Inc. 8.25% 2020	3,800	4,156
CONSOL Energy Inc. 5.875% 2022[4]	3,375	3,485
Alpha Natural Resources, Inc. 9.75% 2018	8,000	7,560
Alpha Natural Resources, Inc. 6.25% 2021	4,000	2,970
Shell International Finance BV 3.10% 2015	10,000	10,328
PDC Energy Inc. 7.75% 2022	9,150	10,088
Peabody Energy Corp. 6.00% 2018	5,000	5,338
Peabody Energy Corp. 6.25% 2021	4,025	4,105
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Energy (continued)	(000)	(000)

Reliance Holdings Ltd. 6.25% 2040	$ 5,280	$ 5,408
Reliance Holdings Ltd. 6.25% 2040[4]	3,875	3,969
Spectra Energy Partners, LP 2.95% 2016	4,875	5,076
Spectra Energy Partners, LP 2.95% 2018	4,040	4,159
Canadian Natural Resources Ltd. 3.80% 2024	4,725	4,824
Canadian Natural Resources Ltd. 6.50% 2037	3,500	4,367
Arch Coal, Inc., Term Loan B1, 6.25% 2018[6,7,8]	2,338	2,279
Arch Coal, Inc. 7.00% 2019	7,600	5,890
Arch Coal, Inc. 7.25% 2021	1,350	1,016
Samson Investment Co., Term Loan B, 5.00% 2018[6,7,8]	150	150
Samson Investment Co. 10.75% 2020[4]	7,375	7,818
Sabine Pass Liquefaction, LLC 5.625% 2021	5,500	5,706
Sabine Pass Liquefaction, LLC 5.625% 2023	1,000	1,014
Devon Energy Corp. 2.25% 2018	2,115	2,121
Devon Energy Corp. 3.25% 2022	3,062	3,043
Devon Energy Corp. 4.75% 2042	1,412	1,435
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	1,500	1,620
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	4,050	4,121
Pacific Rubiales Energy Corp. 5.375% 2019[4]	3,000	3,090
Chevron Corp. 1.104% 2017	2,960	2,944
Transportadora de Gas Peru SA 4.25% 2028[4,7]	2,850	2,629
Denbury Resources Inc. 4.625% 2023	2,000	1,912
Western Gas Partners LP 2.60% 2018	1,375	1,393
Oasis Petroleum Inc. 6.875% 2022[4]	1,275	1,390
Athlon Energy Inc. 6.00% 2022[4]	1,150	1,166
Rice Energy Inc. 6.25% 2022[4]	1,125	1,128
Rosetta Resources Inc. 5.625% 2021	525	537
QGOG Constellation SA 6.25% 2019[4]	500	505
		897,439
Telecommunication services 0.88%

Sprint Nextel Corp. 8.375% 2017	12,575	14,839
Sprint Nextel Corp. 9.125% 2017	112,350	133,556
Sprint Capital Corp. 6.90% 2019	17,200	18,963
Sprint Nextel Corp. 7.00% 2020	9,500	10,379
Sprint Corp. 7.25% 2021[4]	1,950	2,133
Sprint Nextel Corp. 11.50% 2021	138,575	186,383
Sprint Corp. 7.875% 2023[4]	50,000	55,250
Sprint Corp. 7.125% 2024[4]	3,000	3,157
MTS International Funding Ltd. 8.625% 2020[4]	46,520	52,917
MTS International Funding Ltd. 8.625% 2020	36,673	41,716
Verizon Communications Inc. 1.003% 2019[6]	16,152	16,367
Verizon Communications Inc. 2.55% 2019	2,210	2,233
Verizon Communications Inc. 3.45% 2021	705	722
Verizon Communications Inc. 5.15% 2023	10,000	11,040
Verizon Communications Inc. 4.15% 2024	21,225	21,781
Verizon Communications Inc. 5.05% 2034	20,365	21,400
Verizon Communications Inc. 6.55% 2043	16,226	20,061
Altice Finco SA, First Lien, 7.75% 2022[4]	40,700	42,481
Numerical Group SA, First Lien, 4.875% 2019[4]	1,075	1,087
Numerical Group SA, First Lien, 6.00% 2022[4]	20,325	20,833
Numerical Group SA, First Lien, 6.25% 2024[4]	5,150	5,279
T-Mobile US, Inc. 6.542% 2020	6,000	6,472
MetroPCS Wireless, Inc. 6.25% 2021	7,250	7,748
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Telecommunication services (continued)	(000)	(000)

T-Mobile US, Inc. 6.731% 2022	$ 3,000	$ 3,247
MetroPCS Wireless, Inc. 6.625% 2023	7,200	7,740
SBC Communications Inc. 5.10% 2014	11,593	11,789
AT&T Inc. 0.90% 2016	10,000	10,040
Deutsche Telekom International Finance BV 6.75% 2018	15,000	17,821
América Móvil, SAB de CV 6.45% 2022	MXN 45,000	3,268
América Móvil, SAB de CV 8.46% 2036	147,200	10,636
Frontier Communications Corp. 8.50% 2020	$ 7,650	8,946
Frontier Communications Corp. 9.25% 2021	1,575	1,868
Frontier Communications Corp. 7.125% 2023	1,650	1,712
Vodafone Group PLC 5.625% 2017	10,450	11,712
Intelsat Jackson Holding Co. 7.25% 2020	625	677
Intelsat Jackson Holding Co. 6.625% 2022[4]	7,275	7,511
Intelsat Jackson Holding Co. 6.625% 2022	900	929
Wind Acquisition SA 7.25% 2018[4]	2,500	2,644
Wind Acquisition SA 7.375% 2021[4]	5,625	5,794
NII Capital Corp. 10.00% 2016	50	19
NII Capital Corp. 7.875% 2019[4]	2,275	1,621
NII Capital Corp. 8.875% 2019	1,950	934
NII Capital Corp. 11.375% 2019[4]	3,425	2,500
NII Capital Corp. 7.625% 2021	8,425	2,549
Orange SA 5.50% 2044	5,500	5,892
SBA Communications Corp. 5.75% 2020	3,000	3,165
Altice Finco SA 6.50% 2022[4]	2,000	2,100
Altice Finco SA 8.125% 2024[4]	750	814
		822,725
Consumer discretionary 0.64%

Time Warner Inc. 5.875% 2016	18,600	20,818
Time Inc., Term Loan B, 4.25% 2021[6,7,8]	6,000	6,015
Time Inc. 5.75% 2022[4]	2,075	2,075
Time Warner Inc. 4.05% 2023	41,380	42,853
Time Warner Inc. 5.35% 2043	2,000	2,195
Comcast Corp. 5.85% 2015	10,000	10,817
Comcast Corp. 6.30% 2017	7,000	8,161
Comcast Corp. 4.25% 2033	3,700	3,717
Comcast Corp. 4.75% 2044	20,300	21,214
Li & Fung Ltd. 6.00% (undated)[6]	28,831	30,273
Dollar General Corp. 4.125% 2017	17,500	18,713
Dollar General Corp. 3.25% 2023	10,860	10,270
Target Corp. 6.00% 2018	24,000	27,783
Carnival Corp. 3.95% 2020	24,750	25,664
NBC Universal Enterprise, Inc. 0.911% 2018[4,6]	13,105	13,259
NBC Universal Enterprise, Inc. 5.25% (undated)[4]	9,635	10,069
Thomson Reuters Corp. 1.30% 2017	6,705	6,735
Thomson Reuters Corp. 4.30% 2023	2,085	2,163
Thomson Reuters Corp. 5.65% 2043	9,875	10,771
Time Warner Cable Inc. 5.00% 2020	10,000	11,204
Time Warner Cable Inc. 4.00% 2021	7,840	8,342
Ford Motor Credit Co. 4.25% 2017	5,000	5,382
Ford Motor Credit Co. 2.375% 2018	2,500	2,538
Ford Motor Credit Co. 2.375% 2019	5,500	5,506
Ford Motor Credit Co. 4.375% 2023	4,500	4,722
Ford Motor Co. 4.75% 2043	750	742
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Consumer discretionary (continued)	(000)	(000)

Neiman Marcus, Term Loan B, 4.25% 2020[6,7,8]	$ 8,978	$ 8,970
Neiman Marcus Group LTD Inc. 8.00% 2021[4]	3,150	3,465
Neiman Marcus Group LTD Inc. 8.75% 2021[4,6,9]	3,955	4,390
Boyd Gaming Corp. 9.00% 2020	14,000	15,522
Marriott International, Inc., Series I, 6.375% 2017	13,100	14,787
CBS Corp. 1.95% 2017	14,500	14,755
EchoStar DBS Corp. 7.125% 2016	3,000	3,285
DISH DBS Corp. 4.625% 2017	10,525	11,222
Viacom Inc. 5.85% 2043	7,500	8,449
Viacom Inc. 5.25% 2044	4,350	4,561
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	4,825	5,169
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	5,875	6,169
Home Depot, Inc. 4.40% 2021	10,000	11,145
Academy Sports 9.25% 2019[4]	10,000	10,937
Cox Communications, Inc. 2.95% 2023[4]	11,570	10,877
Yale University 2.086% 2019	10,000	10,097
MGM Resorts International 6.875% 2016	2,000	2,192
MGM Resorts International 7.50% 2016	2,075	2,313
MGM Resorts International 6.75% 2020	2,025	2,243
MGM Resorts International 7.75% 2022	2,700	3,147
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[4]	8,925	9,394
Daimler Finance NA LLC 3.00% 2016[4]	2,500	2,597
DaimlerChrysler North America Holding Corp. 1.098% 2018[4,6]	6,500	6,577
Citycenter, Term Loan B, 5.00% 2020[6,7,8]	8,853	8,910
Marks and Spencer Group PLC 6.25% 2017[4]	6,729	7,567
Harley-Davidson, Inc. 1.15% 2015[4]	7,500	7,543
J.C. Penney Co., Inc. 7.65% 2016	4,550	4,311
J.C. Penney Co., Inc. 5.75% 2018	3,640	3,039
Limited Brands, Inc. 8.50% 2019	3,006	3,637
Limited Brands, Inc. 7.00% 2020	2,994	3,428
Burlington Coat Factory Warehouse Corp. 10.00% 2019	6,250	6,922
News America Inc. 3.00% 2022	7,000	6,818
Univision Communications Inc., Term Loan C3, 4.00% 2020[6,7,8]	3,565	3,589
Univision Communications Inc., Term Loan D, 4.00% 2020[6,7,8]	1,995	1,988
PETCO Animal Supplies, Inc. 9.25% 2018[4]	5,000	5,388
Needle Merger Sub Corp. 8.125% 2019[4]	5,000	5,219
Hilton Worldwide, Term Loan B, 3.75% 2020[6,7,8]	3,072	3,066
Hilton Hotels Corp. 5.625% 2021[4]	1,800	1,880
Toys “R” Us-Delaware, Inc. 7.375% 2016[4]	5,000	4,625
Cinemark USA, Inc. 5.125% 2022	4,500	4,522
CCO Holdings LLC and CCO Holdings Capital Corp. 7.00% 2019	4,000	4,235
Michaels Stores, Inc. 7.50% 2018[4,6,9]	3,900	4,036
Federated Department Stores, Inc. 6.90% 2029	3,177	3,897
Schaeffler Holding Finance BV 6.875% 2018[6,9]	€1,600	2,360
Schaeffler Holding Finance BV 6.875% 2018[4,6,9]	$1,275	1,359
Fiat SpA, Second Lien, 8.25% 2021[4]	2,875	3,245
Caesars Entertainment Operating Co. 9.00% 2020	1,850	1,621
Caesars Entertainment Operating Co. 9.00% 2020	1,400	1,228
McClatchy Co. 9.00% 2022	2,000	2,295
Cumulus Media Inc., Term Loan B, 4.25% 2020[6,7,8]	2,169	2,169
Gannett Co., Inc. 5.125% 2019[4]	1,385	1,446
Gannett Co., Inc. 6.375% 2023[4]	475	505
Playa Resorts Holding BV, Term Loan B, 4.00% 2019[6,7,8]	348	351
Playa Resorts Holding BV 8.00% 2020[4]	1,425	1,546
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Consumer discretionary (continued)	(000)	(000)

Warner Music Group 6.75% 2022[4]	$ 1,850	$ 1,873
General Motors Financial Co. 6.75% 2018	1,500	1,714
Laureate Education, Inc. 9.25% 2019[4]	1,100	1,166
CEC Entertainment, Inc. 8.00% 2022[4]	1,100	1,133
Lee Enterprises, Term Loan B, 7.25% 2019[6,7,8]	975	982
Pinnacle Entertainment, Inc. 6.375% 2021[4]	600	633
Starbucks Corp. 2.00% 2018	500	501
		605,011
Health care 0.58%

Schering-Plough Corp. 6.00% 2017	42,500	48,929
Merck & Co., Inc. 0.596% 2018[6]	35,000	35,119
Merck & Co., Inc. 2.80% 2023	8,500	8,184
Gilead Sciences, Inc. 2.40% 2014	9,015	9,118
Gilead Sciences, Inc. 3.05% 2016	18,215	19,156
Gilead Sciences, Inc. 3.70% 2024	8,640	8,782
Gilead Sciences, Inc. 4.80% 2044	21,225	22,382
Novartis Securities Investment Ltd. 5.125% 2019	15,000	17,128
Novartis Capital Corp. 3.40% 2024	20,790	21,022
Novartis Capital Corp. 4.40% 2044	11,000	11,288
McKesson Corp. 0.95% 2015	2,730	2,739
McKesson Corp. 3.25% 2016	1,600	1,670
McKesson Corp. 1.292% 2017	12,400	12,422
McKesson Corp. 1.40% 2018	1,485	1,459
McKesson Corp. 2.284% 2019	10,845	10,832
McKesson Corp. 3.796% 2024	2,640	2,674
McKesson Corp. 4.883% 2044	8,500	8,892
AbbVie Inc. 1.75% 2017	13,000	13,089
AbbVie Inc. 2.90% 2022	11,715	11,431
Roche Holdings, Inc. 6.00% 2019[4]	10,341	12,171
Roche Holdings, Inc. 7.00% 2039[4]	6,500	9,201
Thermo Fisher Scientific Inc. 1.30% 2017	945	947
Thermo Fisher Scientific Inc. 2.40% 2019	3,005	3,037
Thermo Fisher Scientific Inc. 4.15% 2024	14,000	14,629
UnitedHealth Group Inc. 6.00% 2017	2,050	2,343
UnitedHealth Group Inc. 3.875% 2020	2,900	3,100
UnitedHealth Group Inc. 2.75% 2023	2,210	2,122
UnitedHealth Group Inc. 2.875% 2023	10,500	10,114
Express Scripts Inc. 2.75% 2014	2,000	2,025
Express Scripts Inc. 2.10% 2015	4,000	4,047
Express Scripts Inc. 3.125% 2016	4,281	4,489
Express Scripts Inc. 2.65% 2017	6,090	6,322
Cardinal Health, Inc. 4.00% 2015	1,410	1,459
Cardinal Health, Inc. 5.80% 2016	5,000	5,573
Cardinal Health, Inc. 1.90% 2017	5,750	5,850
DJO Finance LLC 9.75% 2017	600	639
DJO Finance LLC 7.75% 2018	495	522
DJO Finance LLC 8.75% 2018	2,205	2,403
DJO Finance LLC 9.875% 2018	7,835	8,579
VPI Escrow Corp. 6.75% 2018[4]	3,000	3,262
VPI Escrow Corp. 6.375% 2020[4]	5,765	6,226
VPI Escrow Corp. 7.50% 2021[4]	2,015	2,257
Baxter International Inc. 1.85% 2018	5,810	5,794
Baxter International Inc. 3.20% 2023	5,925	5,806
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Health care (continued)	(000)	(000)

inVentiv Health Inc. 9.00% 2018[4]	$ 3,500	$ 3,727
inVentiv Health Inc. 11.00% 2018[4]	5,000	4,650
inVentiv Health Inc. 11.00% 2018[4]	3,000	2,782
Kinetic Concepts, Inc., Term Loan E1, 4.00% 2018[6,7,8]	980	981
Kinetic Concepts, Inc. 10.50% 2018	6,685	7,671
Kinetic Concepts, Inc. 12.50% 2019	1,250	1,469
Pfizer Inc. 0.533% 2018[6]	10,000	10,031
Boston Scientific Corp. 6.00% 2020	8,075	9,367
Tenet Healthcare Corp., First Lien, 6.25% 2018	4,000	4,417
Tenet Healthcare Corp., First Lien, 6.00% 2020[4]	1,615	1,699
Tenet Healthcare Corp. 8.125% 2022	2,545	2,831
Forest Laboratories, Inc. 4.375% 2019[4]	3,870	4,122
Forest Laboratories, Inc. 5.00% 2021[4]	3,980	4,264
Select Medical Holdings Corp. 6.375% 2021	8,005	8,285
Medtronic, Inc. 3.625% 2024	3,800	3,886
Medtronic, Inc. 4.625% 2044	4,000	4,178
HCA Inc. 3.75% 2019	1,915	1,934
HCA Inc. 6.50% 2020	3,000	3,352
HCA Inc. 5.00% 2024	2,550	2,537
Johnson & Johnson 0.326% 2014[6]	7,500	7,501
Aetna Inc. 1.50% 2017	2,640	2,650
Aetna Inc. 2.20% 2019	1,995	1,998
Aetna Inc. 4.75% 2044	2,000	2,083
Edwards Lifesciences Corp. 2.875% 2018	5,500	5,577
VWR Funding, Inc. 7.25% 2017	5,000	5,387
WellPoint, Inc. 1.875% 2018	2,500	2,488
WellPoint, Inc. 2.30% 2018	2,740	2,766
Dignity Health 3.125% 2022	5,000	4,644
Multiplan Inc., Term Loan B, 4.00% 2021[6,7,8]	4,573	4,558
Centene Corp. 5.75% 2017	3,175	3,485
Centene Corp. 4.75% 2022	680	684
Amgen Inc. 2.50% 2016	4,000	4,155
GlaxoSmithKline Capital Inc. 1.50% 2017	1,215	1,228
GlaxoSmithKline Capital Inc. 5.65% 2018	2,500	2,880
ConvaTec Finance International SA 8.25% 2019[4,6,9]	3,525	3,613
CRC Health Corp, Term Loan, 5.25% 2021[6,7,8]	1,450	1,452
CRC Health Corp, Term Loan B, 9.00% 2021[6,7,8]	1,500	1,507
Kaiser Foundation Hospitals 3.50% 2022	2,750	2,728
Kindred Healthcare Inc., Term Loan B, 4.00% 2021[6,7,8]	2,075	2,062
Patheon Inc., Term Loan B, 4.25% 2021[6,7,8]	1,725	1,710
Patheon Inc. 7.50% 2022[4]	235	242
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[4]	1,600	1,656
Grifols Worldwide Operations Ltd. 5.25% 2022[4]	1,425	1,450
Catalent Pharma Solutions Inc., Term Loan, 6.50% 2017[6,7,8]	1,435	1,446
PRA Holdings, Inc. 9.50% 2023[4]	1,170	1,299
Biogen Idec Inc. 6.875% 2018	1,000	1,178
		543,843
Consumer staples 0.51%

Altria Group, Inc. 9.70% 2018	12,328	16,287
Altria Group, Inc. 9.25% 2019	3,834	5,089
Altria Group, Inc. 4.75% 2021	1,500	1,645
Altria Group, Inc. 2.85% 2022	5,000	4,766
Altria Group, Inc. 2.95% 2023	3,800	3,562
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Consumer staples (continued)	(000)	(000)

Altria Group, Inc. 4.00% 2024	$13,800	$14,079
Altria Group, Inc. 4.25% 2042	2,000	1,829
Altria Group, Inc. 4.50% 2043	1,000	950
Altria Group, Inc. 5.375% 2044	5,700	6,125
Anheuser-Busch InBev NV 0.587% 2014[6]	3,785	3,788
Anheuser-Busch InBev NV 4.125% 2015	15,000	15,376
Anheuser-Busch InBev NV 1.375% 2017	1,000	1,009
Anheuser-Busch InBev NV 6.875% 2019	16,000	19,612
Anheuser-Busch InBev NV 5.375% 2020	2,500	2,882
Anheuser-Busch InBev NV 2.625% 2023	3,000	2,853
Anheuser-Busch InBev NV 3.70% 2024	6,000	6,159
Kroger Co. 6.40% 2017	31,300	36,047
Kroger Co. 3.85% 2023	950	966
Kroger Co. 4.00% 2024	2,350	2,414
WM. Wrigley Jr. Co 2.40% 2018[4]	4,075	4,133
WM. Wrigley Jr. Co 3.375% 2020[4]	29,685	30,565
Pernod Ricard SA 2.95% 2017[4]	19,500	20,308
Pernod Ricard SA 4.45% 2022[4]	10,000	10,561
Wal-Mart Stores, Inc., Series 1994-A2, 8.85% 2015[7]	2,461	2,560
Wal-Mart Stores, Inc. 5.80% 2018	11,095	12,810
Wal-Mart Stores, Inc. 3.30% 2024	5,960	5,956
Wal-Mart Stores, Inc. 4.75% 2043	4,250	4,532
Wal-Mart Stores, Inc. 4.30% 2044	4,900	4,888
CVS Caremark Corp. 2.25% 2018	3,000	3,025
CVS Caremark Corp. 4.00% 2023	22,920	23,774
CVS Caremark Corp. 5.30% 2043	815	915
Coca-Cola Co. 1.50% 2015	4,000	4,061
Coca-Cola Co. 1.80% 2016	500	513
Coca-Cola Co. 2.45% 2020	4,200	4,170
Coca-Cola Co. 3.30% 2021	2,000	2,067
Coca-Cola Co. 3.20% 2023	14,200	14,179
ConAgra Foods, Inc. 1.90% 2018	5,150	5,137
ConAgra Foods, Inc. 3.20% 2023	20,000	19,320
Mondelez International, Inc. 4.00% 2024	21,800	22,357
Delhaize Group 6.50% 2017	19,210	21,787
SABMiller Holdings Inc. 2.45% 2017[4]	16,815	17,362
SABMiller Holdings Inc. 2.20% 2018[4]	3,700	3,711
Marfrig Holdings (Europe) BV 9.875% 2017[4]	3,223	3,400
Marfrig Overseas Ltd. 9.50% 2020[4]	6,115	6,283
Marfrig Overseas Ltd. 9.50% 2020	3,090	3,175
Kraft Foods Inc. 3.50% 2022	6,000	6,107
Kraft Foods Inc. 5.00% 2042	5,200	5,539
Philip Morris International Inc. 3.60% 2023	10,545	10,708
PepsiCo, Inc. 2.50% 2016	10,000	10,372
General Mills, Inc. 0.586% 2014[6]	10,000	10,001
Reynolds American Inc. 3.25% 2022	4,000	3,823
Reynolds American Inc. 4.85% 2023	2,000	2,133
Reynolds American Inc. 4.75% 2042	1,000	941
Reynolds American Inc. 6.15% 2043	2,500	2,825
Imperial Tobacco Finance PLC 2.05% 2018[4]	5,000	4,991
Imperial Tobacco Finance PLC 3.50% 2023[4]	2,500	2,425
Dr Pepper Snapple Group, Inc. 2.00% 2020	6,000	5,823
C&S Group Enterprises LLC 8.375% 2017[4]	3,998	4,183
JBS SA 7.75% 2020[4]	2,700	2,896
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Consumer staples (continued)	(000)	(000)

Post Holdings, Inc. 6.75% 2021[4]	$ 1,250	$ 1,312
Post Holdings, Inc. 7.375% 2022	1,250	1,341
Ingles Markets, Inc. 5.75% 2023	1,900	1,905
Tesco PLC 5.50% 2017[4]	1,558	1,750
Smithfield Foods, Inc. 5.25% 2018[4]	800	836
Del Monte Corp. 7.625% 2019	380	397
		477,295
Utilities 0.50%

MidAmerican Energy Holdings Co. 2.00% 2018[4]	7,850	7,763
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	21,616	26,555
NV Energy, Inc 6.25% 2020	45,238	53,428
PacifiCorp., First Mortgage Bonds, 2.95% 2023	70	68
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	2,735	2,756
MidAmerican Energy Holdings Co. 3.75% 2023[4]	44,265	45,233
PacifiCorp., First Mortgage Bonds, 3.60% 2024	5,035	5,150
Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	1,500	1,660
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	8,265	9,787
CMS Energy Corp. 8.75% 2019	21,148	27,137
CMS Energy Corp. 6.25% 2020	615	726
CMS Energy Corp. 5.05% 2022	11,043	12,446
CMS Energy Corp. 3.875% 2024	8,365	8,562
CMS Energy Corp. 4.875% 2044	1,030	1,071
Duke Energy Corp. 0.608% 2017[6]	5,000	5,021
Progress Energy, Inc. 7.05% 2019	10,150	12,298
Duke Energy Corp. 3.95% 2023	13,500	14,031
Duke Energy Corp. 3.75% 2024	6,971	7,082
Progress Energy, Inc. 7.00% 2031	5,750	7,540
Progress Energy, Inc. 7.75% 2031	5,750	8,035
PG&E Corp. 2.40% 2019	5,955	5,980
Pacific Gas and Electric Co. 3.25% 2023	12,500	12,346
Pacific Gas and Electric Co. 3.85% 2023	10,250	10,515
Pacific Gas and Electric Co. 4.75% 2044	10,000	10,433
Pennsylvania Electric Co. 6.05% 2017	3,000	3,306
Cleveland Electric Illuminating Co. 8.875% 2018	21,700	27,695
National Grid PLC 6.30% 2016	20,725	23,082
Teco Finance, Inc. 4.00% 2016	1,278	1,350
Teco Finance, Inc. 5.15% 2020	13,551	15,022
Tampa Electric Co. 5.40% 2021	1,987	2,277
Tampa Electric Co. 2.60% 2022	1,000	951
Public Service Co. of Colorado 5.80% 2018	4,850	5,583
Xcel Energy Inc. 4.70% 2020	10,169	11,268
Northern States Power Co., First Mortgage Bonds, 2.60% 2023	1,466	1,397
Entergy Corp. 4.70% 2017	6,500	6,971
Entergy Louisiana, LLC 3.30% 2022	5,105	5,151
Entergy Corp. 4.05% 2023	3,500	3,715
American Electric Power Co. 1.65% 2017	11,735	11,731
Ohio Power Co., Series G, 6.60% 2033	3,000	3,831
Puget Sound Energy, Inc., First Lien, 6.50% 2020	1,905	2,266
Puget Sound Energy, Inc., First Lien, 6.00% 2021	5,173	6,053
Puget Sound Energy, Inc., First Lien, 5.625% 2022	3,900	4,513
State Grid Overseas Investment Ltd. 1.75% 2018[4]	10,000	9,769
PSEG Power LLC 2.45% 2018	3,000	3,026
PSEG Power LLC 4.30% 2023	5,000	5,187
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Utilities (continued)	(000)	(000)

AES Corp. 7.375% 2021	$ 5,000	$ 5,750
National Rural Utilities Cooperative Finance Corp. 3.40% 2023	4,500	4,512
Consolidated Edison Company of New York, Inc. 4.45% 2044	4,000	4,056
Comision Federal de Electricidad 4.875% 2024[4]	2,500	2,572
Empresa Nacional de Electricidad SA 4.25% 2024	2,375	2,384
Virginia Electric and Power Co. 3.45% 2024	1,995	2,018
		471,059
Industrials 0.46%

General Electric Corp. 5.25% 2017	12,500	14,150
General Electric Co. 4.50% 2044	9,500	9,810
General Electric Capital Corp., Series B, junior subordinated 6.25% (undated)[6]	30,000	32,729
General Electric Capital Corp., Series A, junior subordinated 7.125% (undated)[6]	60,000	69,109
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[7]	3,315	3,570
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[7]	2,976	3,212
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[7]	7,106	7,870
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[7]	11,540	13,163
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[7]	10,777	12,428
Canadian National Railway Co. 5.55% 2018	25,000	28,357
European Aeronautic Defence and Space Company 2.70% 2023[4]	24,000	22,841
Atlas Copco AB 5.60% 2017[4]	17,290	19,133
United Technologies Corp. 3.10% 2022	5,000	5,058
United Technologies Corp. 4.50% 2042	11,000	11,476
Union Pacific Corp. 2.25% 2019	895	902
Union Pacific Corp. 4.163% 2022	9,865	10,578
Union Pacific Corp. 3.75% 2024	3,710	3,822
Union Pacific Corp. 4.85% 2044	445	481
Burlington Northern Santa Fe LLC 3.75% 2024	2,665	2,724
Burlington Northern Santa Fe LLC 4.90% 2044	2,740	2,920
BNSF Funding Trust I 6.613% 2055[6]	6,700	7,420
TransDigm Inc. 7.75% 2018	4,340	4,644
TransDigm Inc. 5.50% 2020	8,000	8,120
Volvo Treasury AB 5.95% 2015[4]	11,950	12,508
Esterline Technologies Corp. 7.00% 2020	10,350	11,256
Jeld-Wen Escrow Corp. 12.25% 2017[4]	10,000	11,087
Gardner Denver, Inc. Term Loan B, 4.25% 2020[6,7,8]	9,264	9,257
Nortek Inc. 10.00% 2018	5,000	5,475
Nortek Inc. 8.50% 2021	2,500	2,769
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	6,875	7,253
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan, 5.00% 2018[6,7,8]	5,068	5,145
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan, 5.00% 2018[6,7,8]	1,764	1,791
BakerCorp International, Inc. 8.25% 2019	6,500	6,727
CEVA Group PLC 4.00% 2018[4]	1,250	1,181
CEVA Group PLC, Term Loan B, 6.50% 2021[6,7,8]	749	745
CEVA Group PLC, Term Loan, 6.50% 2021[6,7,8]	543	540
CEVA Group PLC, Letter of Credit, 6.50% 2021[6,7,8]	515	512
CEVA Group PLC, Term Loan, 6.50% 2021[6,7,8]	94	93
CEVA Group PLC 7.00% 2021[4]	1,850	1,912
CEVA Group PLC 9.00% 2021[4]	775	802
BE Aerospace, Inc. 5.25% 2022	5,160	5,366
ERAC USA Finance Co. 1.40% 2016[4]	5,000	5,034
Waste Management, Inc. 2.60% 2016	4,445	4,614
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[4]	750	786
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2022[4]	3,675	3,703
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Industrials (continued)	(000)	(000)

R.R. Donnelley & Sons Co. 7.875% 2021	$ 1,750	$ 2,012
R.R. Donnelley & Sons Co. 6.50% 2023	2,275	2,406
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[4]	4,025	4,387
United Rentals, Inc. 6.125% 2023	4,000	4,320
ARAMARK Corp., Term Loan E, 3.25% 2019[6,7,8]	4,000	3,969
Ply Gem Industries, Inc., Term Loan B1, 4.00% 2021[6,7,8]	2,000	1,990
Ply Gem Industries, Inc. 6.50% 2022[4]	1,850	1,857
Brunswick Rail Finance Ltd. 6.50% 2017[4]	2,600	2,522
Brunswick Rail Finance Ltd. 6.50% 2017	1,300	1,261
US Investigations Services, Inc., Term Loan D, 7.75% 2015[6,7,8]	3,264	3,212
Republic Services, Inc. 3.80% 2018	2,500	2,666
Builders Firstsource 7.625% 2021[4]	2,075	2,236
Watco Companies 6.375% 2023[4]	1,735	1,765
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[7]	1,267	1,486
ADS Waste Escrow 8.25% 2020	1,275	1,388
Avianca Holdings SA, 8.375% 2020[4]	1,025	1,074
Milacron LLC 7.75% 2021[4]	900	990
Far East Capital Limited SA 8.00% 2018[4]	680	483
Far East Capital Limited SA 8.75% 2020[4]	685	497
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024[4,7]	485	523
		434,117
Information technology 0.25%

International Business Machines Corp. 1.95% 2016	7,925	8,148
International Business Machines Corp. 3.375% 2023	14,250	14,302
International Business Machines Corp. 3.625% 2024	36,500	37,060
Avago Technologies Ltd., Term Loan B, 3.75% 2021[6,7,8]	31,475	31,586
First Data Holdings, Inc. 14.50% 2019[4,9]	6,990	6,677
First Data Corp. 6.75% 2020[4]	3,475	3,727
First Data Corp. 11.75% 2021	4,500	4,815
First Data Corp. 12.625% 2021	8,500	10,243
Xerox Corp. 6.40% 2016	602	662
Xerox Corp. 2.95% 2017	15,940	16,645
Xerox Corp. 6.75% 2017	280	320
Samsung Electronics America, Inc. 1.75% 2017[4]	16,850	16,900
National Semiconductor Corp. 6.60% 2017	10,000	11,591
Oracle Corp. 0.806% 2019[6]	10,000	10,100
SRA International, Inc., Term Loan B, 6.50% 2018[6,7,8]	8,631	8,653
Apple Inc. 0.53% 2019[6]	8,000	8,018
SunGard Data Systems Inc. 7.375% 2018	3,790	4,022
SunGard Data Systems Inc. 7.625% 2020	3,450	3,786
Cisco Systems, Inc. 0.733% 2019[6]	7,500	7,541
Google Inc. 1.25% 2014	7,500	7,503
Lawson Software, Inc. 9.375% 2019	5,975	6,737
Dell, Inc. Term Loan B, 4.50% 2020[6,7,8]	6,219	6,204
Freescale Semiconductor, Inc., Term Loan B4, 4.25% 2020[6,7,8]	1,496	1,503
Freescale Semiconductor, Inc. 5.00% 2021[4]	1,000	1,015
Freescale Semiconductor, Inc. 6.00% 2022[4]	2,725	2,854
Serena Software, Inc. Term Loan B 7.50% 2020[6,7,8]	3,950	3,935
Alcatel-Lucent USA Inc. 4.625% 2017[4]	1,150	1,183
Alcatel-Lucent USA Inc. 6.75% 2020[4]	950	1,002
Alcatel-Lucent USA Inc. 8.875% 2020[4]	1,250	1,413
NXP BV and NXP Funding LLC 3.75% 2018[4]	1,025	1,029
		239,174
Bonds, notes & other debt instruments
Corporate bonds & notes (continued)	Principal amount	Value
Materials 0.23%	(000)	(000)

ArcelorMittal 5.00% 2017[6]	$ 24,950	$ 26,509
ArcelorMittal 10.35% 2019[6]	750	951
ArcelorMittal 6.00% 2021[6]	1,000	1,075
ArcelorMittal 6.75% 2022[6]	20,500	22,806
Xstrata Canada Financial Corp. 3.60% 2017[4]	4,000	4,185
Xstrata Canada Financial Corp. 4.95% 2021[4]	3,750	3,940
Glencore Xstrata LLC 4.125% 2023[4]	9,000	8,745
Xstrata Canada Financial Corp. 6.00% 2041[4]	2,500	2,638
Rio Tinto Finance (USA) Ltd. 1.375% 2016	3,000	3,034
Rio Tinto Finance (USA) Ltd. 9.00% 2019	11,420	15,014
BHP Billiton Finance (USA) Ltd. 2.05% 2018	13,220	13,332
BHP Billiton Finance (USA) Ltd. 5.00% 2043	3,780	4,096
Reynolds Group Inc. 7.875% 2019	3,565	3,930
Reynolds Group Inc. 9.875% 2019	680	758
Reynolds Group Inc. 5.75% 2020	10,000	10,450
First Quantum Minerals Ltd. 6.75% 2020[4]	7,898	8,017
First Quantum Minerals Ltd. 7.00% 2021[4]	6,898	7,027
Ecolab Inc. 2.375% 2014	750	758
Ecolab Inc. 3.00% 2016	8,725	9,180
Ecolab Inc. 4.35% 2021	1,500	1,635
E.I. du Pont de Nemours and Co. 5.25% 2016	1,500	1,666
E.I. du Pont de Nemours and Co. 2.80% 2023	10,000	9,660
JMC Steel Group Inc. 8.25% 2018[4]	8,575	8,704
Mosaic Co. 4.25% 2023	6,450	6,686
FMG Resources 6.00% 2017[4]	1,000	1,056
FMG Resources 6.875% 2018[4]	5,000	5,288
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV), Term Loan B, 4.00% 2020[6,7,8]	2,893	2,889
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 7.375% 2021[4]	2,020	2,227
Ryerson Inc. 9.00% 2017	3,275	3,525
Ryerson Inc. 11.25% 2018	1,000	1,128
Arbermarle Corp. 5.10% 2015	3,500	3,608
CEMEX Finance LLC 7.25% 2021[4]	3,265	3,518
Georgia Gulf Corp. 4.875% 2023[4]	3,500	3,434
Dow Chemical Co. 5.70% 2018	402	457
Dow Chemical Co. 4.125% 2021	2,500	2,645
Yara International ASA 7.875% 2019[4]	2,225	2,710
LSB Industries, Inc. 7.75% 2019[4]	2,100	2,258
PQ Corp. 8.75% 2018[4]	2,031	2,219
Walter Energy, Inc. 9.50% 2019[4]	1,000	1,021
Walter Energy, Inc. 9.875% 2020	1,275	848
Ball Corp. 5.00% 2022	1,175	1,207
Potash Corp. of Saskatchewan Inc. 5.875% 2036	350	413
		215,247
Total corporate bonds & notes		6,051,922
U.S. Treasury bonds & notes 4.10%
U.S. Treasury 3.60%

U.S. Treasury 4.25% 2014	100,000	102,260
U.S. Treasury 0.25% 2015	23,565	23,599
U.S. Treasury 0.25% 2015	335	335
U.S. Treasury 2.125% 2015	50,000	51,082
U.S. Treasury 4.25% 2015	75,000	78,961
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. Treasury bonds & notes — U.S. Treasury (continued)	(000)	(000)

U.S. Treasury 9.875% 2015	$106,950	$ 122,859
U.S. Treasury 10.625% 2015	7,500	8,513
U.S. Treasury 11.25% 2015	249,810	271,883
U.S. Treasury 0.375% 2016	50,000	50,063
U.S. Treasury 0.625% 2016	93,500	93,296
U.S. Treasury 0.625% 2016	50,000	50,087
U.S. Treasury 0.625% 2016	25,000	24,974
U.S. Treasury 0.875% 2016	76,250	76,763
U.S. Treasury 1.50% 2016	70,000	71,523
U.S. Treasury 1.75% 2016	10,000	10,270
U.S. Treasury 2.625% 2016	25,000	26,046
U.S. Treasury 3.25% 2016[10]	50,000	52,987
U.S. Treasury 4.50% 2016	40,000	42,999
U.S. Treasury 7.50% 2016	190,000	222,819
U.S. Treasury 9.25% 2016	96,000	111,351
U.S. Treasury 0.875% 2017	25,000	25,001
U.S. Treasury 4.50% 2017	100,000	110,836
U.S. Treasury 8.75% 2017	50,000	61,805
U.S. Treasury 8.875% 2017	135,850	170,546
U.S. Treasury 1.25% 2018	37,250	36,726
U.S. Treasury 1.25% 2018	27,750	27,409
U.S. Treasury 1.375% 2018	10,000	9,989
U.S. Treasury 1.625% 2019	100,000	99,824
U.S. Treasury 8.125% 2019	43,440	57,511
U.S. Treasury 8.75% 2020	50,000	69,975
U.S. Treasury 8.75% 2020	30,000	41,717
U.S. Treasury 2.25% 2021	5,000	5,004
U.S. Treasury 3.125% 2021	25,000	26,469
U.S. Treasury 3.625% 2021	10,000	10,927
U.S. Treasury 8.00% 2021	77,500	108,316
U.S. Treasury 8.125% 2021	25,000	34,970
U.S. Treasury 2.50% 2023	299,000	296,587
U.S. Treasury 2.75% 2023	298,050	301,242
U.S. Treasury 6.25% 2023	25,000	32,755
U.S. Treasury 7.125% 2023	25,000	34,232
U.S. Treasury 2.75% 2024	103,592	104,475
U.S. Treasury 6.875% 2025	25,000	35,098
U.S. Treasury 2.75% 2042	10,750	9,352
U.S. Treasury 2.875% 2043	28,000	24,933
U.S. Treasury 3.625% 2043	105,000	108,215
U.S. Treasury 3.75% 2043	37,075	39,074
U.S. Treasury 3.625% 2044	8,550	8,805
		3,384,463
U.S. Treasury inflation-protected securities[11] 0.50%

U.S. Treasury Inflation-Protected Security 2.00% 2014	92,159	93,481
U.S. Treasury Inflation-Protected Security 0.50% 2015	92,075	93,853
U.S. Treasury Inflation-Protected Security 0.125% 2016	53,549	55,116
U.S. Treasury Inflation-Protected Security 2.00% 2016	23,655	25,100
U.S. Treasury Inflation-Protected Security 0.125% 2019	80,148	81,852
U.S. Treasury Inflation-Protected Security 0.375% 2023	35,306	35,329
U.S. Treasury Inflation-Protected Security 2.00% 2026	5,914	6,837
U.S. Treasury Inflation-Protected Security 1.375% 2044	69,375	73,233
		464,801
Total U.S. Treasury bonds & notes		3,849,264
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[7] 2.93%	(000)	(000)

Fannie Mae, Series 2002-15, Class PG, 6.00% 2017	$ 1,169	$ 1,219
Fannie Mae 4.50% 2020	1,406	1,493
Fannie Mae, Series 2006-78, Class CG, 4.50% 2021	5,780	6,103
Fannie Mae 6.00% 2021	1,543	1,699
Fannie Mae 5.00% 2023	2,686	2,919
Fannie Mae 4.00% 2024	5,071	5,417
Fannie Mae 4.50% 2024	14,754	15,833
Fannie Mae 4.50% 2024	3,821	4,097
Fannie Mae 6.00% 2024	4,414	4,872
Fannie Mae 6.00% 2024	38	43
Fannie Mae 6.00% 2026	17,081	18,872
Fannie Mae 2.50% 2027	105,404	106,408
Fannie Mae 2.50% 2027	27,735	27,934
Fannie Mae 2.50% 2027	18,372	18,503
Fannie Mae 2.50% 2027	9,390	9,479
Fannie Mae 2.50% 2027	8,991	9,076
Fannie Mae 2.50% 2027	5,742	5,797
Fannie Mae 2.50% 2027	4,109	4,148
Fannie Mae 2.50% 2027	4,089	4,128
Fannie Mae 2.50% 2027	4,077	4,116
Fannie Mae 2.50% 2027	959	966
Fannie Mae 3.00% 2027	35,723	36,970
Fannie Mae 6.00% 2027	25,708	28,459
Fannie Mae 2.50% 2028	42,441	42,845
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	1,033	1,143
Fannie Mae 5.50% 2033	759	848
Fannie Mae 5.00% 2035	1,323	1,455
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	5,158	5,790
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036	3,875	3,554
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036	3,006	2,824
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036	751	676
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	537	483
Fannie Mae, Series 2006-65, Class PF, 0.432% 2036[6]	3,675	3,680
Fannie Mae, Series 2006-101, Class PC, 5.50% 2036	6,619	7,264
Fannie Mae, Series 2006-106, Class HG, 6.00% 2036	23,598	26,285
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	15,311	17,049
Fannie Mae 6.00% 2036	13,208	14,743
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	11,359	12,522
Fannie Mae 6.00% 2036	9,606	10,722
Fannie Mae 6.00% 2036	6,399	7,142
Fannie Mae 6.00% 2036	6,002	6,699
Fannie Mae 6.00% 2036	2,217	2,474
Fannie Mae 7.00% 2036	60	65
Fannie Mae 7.50% 2036	206	236
Fannie Mae, Series 2007-37, Class AP, 5.25% 2037	28,488	30,888
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	13,754	15,084
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	5,645	6,177
Fannie Mae 5.50% 2037	746	832
Fannie Mae 6.50% 2037	3,838	4,292
Fannie Mae 6.50% 2037	758	816
Fannie Mae 6.50% 2037	490	548
Fannie Mae 6.50% 2037	181	195
Fannie Mae 7.00% 2037	7,749	8,668
Fannie Mae 7.00% 2037	543	594
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[7] (continued)	(000)	(000)

Fannie Mae 7.50% 2037	$ 1,137	$ 1,300
Fannie Mae 7.50% 2037	363	415
Fannie Mae 7.50% 2037	309	355
Fannie Mae 7.50% 2037	260	298
Fannie Mae 7.50% 2037	42	48
Fannie Mae 2.325% 2038[6]	5,111	5,445
Fannie Mae 5.215% 2038[6]	3,419	3,685
Fannie Mae 5.288% 2038[6]	330	353
Fannie Mae 5.50% 2038	7,724	8,584
Fannie Mae 5.50% 2038	5,549	6,167
Fannie Mae 5.50% 2038	3,230	3,591
Fannie Mae 5.50% 2038	1,464	1,628
Fannie Mae 5.50% 2038	784	867
Fannie Mae 6.00% 2038	3,678	4,111
Fannie Mae 7.00% 2038	186	210
Fannie Mae 3.511% 2039[6]	4,306	4,542
Fannie Mae 3.556% 2039[6]	2,585	2,722
Fannie Mae 3.642% 2039[6]	4,540	4,766
Fannie Mae 3.711% 2039[6]	1,776	1,858
Fannie Mae 3.718% 2039[6]	2,642	2,794
Fannie Mae 3.719% 2039[6]	1,185	1,246
Fannie Mae 3.802% 2039[6]	2,718	2,887
Fannie Mae 3.888% 2039[6]	3,917	4,151
Fannie Mae 3.943% 2039[6]	2,164	2,292
Fannie Mae 3.958% 2039[6]	1,149	1,213
Fannie Mae 3.965% 2039[6]	3,895	4,136
Fannie Mae 3.992% 2039[6]	772	822
Fannie Mae 5.50% 2039	669	739
Fannie Mae 4.00% 2040	4,107	4,312
Fannie Mae 4.00% 2040	1,073	1,128
Fannie Mae 4.199% 2040[6]	3,740	3,982
Fannie Mae 4.383% 2040[6]	4,582	4,896
Fannie Mae 6.00% 2040	33,322	37,219
Fannie Mae 3.519% 2041[6]	1,857	1,946
Fannie Mae 3.781% 2041[6]	3,846	4,113
Fannie Mae 4.00% 2041	10,159	10,665
Fannie Mae 4.00% 2041	4,995	5,237
Fannie Mae 4.00% 2041	1,817	1,910
Fannie Mae 4.00% 2041	1,069	1,124
Fannie Mae 4.00% 2041	875	920
Fannie Mae 4.00% 2041	599	630
Fannie Mae 5.00% 2041	23,727	26,141
Fannie Mae 6.00% 2041	20,173	22,596
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	147	166
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	124	146
Fannie Mae 3.50% 2042	19,151	19,491
Fannie Mae 4.00% 2042	324,825	341,433
Fannie Mae 4.00% 2042	42,702	44,861
Fannie Mae 4.00% 2042	26,217	27,556
Fannie Mae 4.00% 2042	17,493	18,370
Fannie Mae 4.00% 2042	9,138	9,607
Fannie Mae 4.00% 2042	6,504	6,835
Fannie Mae 4.00% 2042	4,711	4,947
Fannie Mae 4.00% 2042	3,437	3,602
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[7] (continued)	(000)	(000)

Fannie Mae 4.00% 2042	$ 3,009	$ 3,163
Fannie Mae 4.00% 2043	34,571	36,300
Fannie Mae 4.00% 2043	29,085	30,566
Fannie Mae 4.00% 2043	23,883	25,132
Fannie Mae 4.50% 2043	14,755	15,873
Fannie Mae 4.50% 2043	11,464	12,329
Fannie Mae 4.50% 2043	4,503	4,846
Fannie Mae 3.50% 2044[12]	372,370	375,527
Fannie Mae 4.00% 2044[12]	104,400	108,470
Fannie Mae 4.50% 2044[12]	96,750	103,511
Fannie Mae 7.00% 2047	333	368
Freddie Mac, Series 2890, Class KT, 4.50% 2019	2,500	2,668
Freddie Mac, Series 2642, Class BL, 3.50% 2023	1,177	1,224
Freddie Mac, Series 2626, Class NG, 3.50% 2023	316	328
Freddie Mac 5.50% 2023	2,690	2,938
Freddie Mac, Series 1617, Class PM, 6.50% 2023	984	1,108
Freddie Mac, Series 3135, Class OP, principal only, 0% 2026	1,452	1,372
Freddie Mac 6.00% 2026	2,495	2,762
Freddie Mac 5.50% 2027	4,967	5,505
Freddie Mac, Series 2153, Class GG, 6.00% 2029	1,799	2,004
Freddie Mac, Series 2122, Class QM, 6.25% 2029	3,251	3,609
Freddie Mac 6.50% 2032	983	1,108
Freddie Mac, Series 3061, Class PN, 5.50% 2035	5,060	5,526
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036	5,451	5,072
Freddie Mac, Series 3155, Class FO, principal only, 0% 2036	3,352	3,094
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036	1,824	1,706
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036	1,767	1,639
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036	1,628	1,528
Freddie Mac, Series 3117, Class OG, principal only, 0% 2036	971	905
Freddie Mac, Series 3156, Class NG, 6.00% 2036	15,511	17,124
Freddie Mac 2.564% 2037[6]	3,681	3,922
Freddie Mac, Series 3286, Class JN, 5.50% 2037	8,198	8,988
Freddie Mac, Series 3271, Class OA, 6.00% 2037	11,824	13,000
Freddie Mac 2.234% 2038[6]	2,544	2,687
Freddie Mac 4.904% 2038[6]	1,243	1,321
Freddie Mac 5.00% 2038	3,284	3,606
Freddie Mac 5.00% 2038	800	879
Freddie Mac 5.00% 2038	777	853
Freddie Mac 5.50% 2038	8,713	9,601
Freddie Mac 3.667% 2039[6]	1,190	1,271
Freddie Mac 5.00% 2039	27,608	30,278
Freddie Mac 6.00% 2040	294	327
Freddie Mac 4.50% 2041	39,292	42,292
Freddie Mac 4.50% 2041	1,810	1,948
Freddie Mac 5.00% 2041	782	859
Freddie Mac 5.50% 2041	14,655	16,152
Freddie Mac 4.00% 2043	13,416	14,076
Freddie Mac 4.50% 2043	4,905	5,286
Freddie Mac 6.50% 2047	425	466
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A-5, 4.654% 2037	2,031	2,031
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A-4, 4.895% 2037	5,000	5,176
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4B, 4.996% 2042[6]	14,840	15,528
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045	5,226	5,683
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.025% 2045[6]	40,508	43,910
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[7] (continued)	(000)	(000)

J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 2046[4]	$11,255	$11,742
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[4]	12,647	13,225
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A-2, 5.434% 2049	3,140	3,179
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.895% 2049[6]	9,597	10,636
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-1-A, 5.895% 2049[6]	4,252	4,751
Government National Mortgage Assn., Series 2005-7, Class AO, principal only, 0% 2035	3,731	3,485
Government National Mortgage Assn., Series 2007-8, Class LO, principal only, 0% 2037	2,707	2,436
Government National Mortgage Assn. 4.50% 2037	4,297	4,679
Government National Mortgage Assn. 6.00% 2039	9,310	10,576
Government National Mortgage Assn. 6.50% 2039	1,554	1,739
Government National Mortgage Assn. 3.50% 2040	522	539
Government National Mortgage Assn. 5.00% 2040	6,532	7,197
Government National Mortgage Assn. 5.50% 2040	10,705	12,110
Government National Mortgage Assn. 4.50% 2041	6,993	7,613
Government National Mortgage Assn. 5.00% 2041	9,035	9,933
Government National Mortgage Assn. 6.50% 2041	3,653	4,015
Government National Mortgage Assn. 4.00% 2043	24,207	25,657
Government National Mortgage Assn. 5.816% 2058	8,462	9,030
Government National Mortgage Assn., Series 2003, 6.116% 2058	1,031	1,115
Government National Mortgage Assn. 6.172% 2058	473	505
Government National Mortgage Assn. 6.205% 2058	3,485	3,756
Government National Mortgage Assn. 6.22% 2058	1,189	1,264
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[6]	28,105	28,153
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.015% 2038[6]	14,057	15,240
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-1-A, 5.426% 2039	2,326	2,562
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	11,000	12,049
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049	1,470	1,652
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	354	385
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	228	243
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	272	293
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039	32,645	35,394
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-AB, 5.644% 2039[6]	4,468	4,536
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.615% 2049[6]	117	127
Hilton USA Trust, Series 2013-HLF, AFX, 2.662% 2030[4]	7,975	8,029
Hilton USA Trust, Series 2013-HLF, BFX, 3.367% 2030[4]	9,250	9,444
Hilton USA Trust, Series 2013-HLF, CFX, 3.7141% 2030[4]	11,580	11,757
Hilton USA Trust, Series 2013-HLF, DFX, 4.4065% 2030[4]	2,500	2,582
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A1A, 5.166% 2049	1,341	1,457
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049	25,000	27,047
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A-M, 5.831% 2042[6]	20,105	21,719
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043	1,540	1,682
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-1A, 5.312% 2044	788	864
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044	1,290	1,413
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[4]	22,761	23,757
Northern Rock PLC 5.625% 2017[4]	12,857	14,500
Northern Rock PLC 5.625% 2017	6,000	6,767
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	19,518	21,137
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-1-A, 5.387% 2040	2,062	2,272
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040	2,059	2,268
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[6]	5,800	6,244
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[6]	1,750	1,943
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.37% 2045[6]	5,335	6,098
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[6]	6,794	7,249
Banc of America Commercial Mortgage Inc., Series 2006-2, Class A-3, 5.891% 2045[6]	2,618	2,695
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[7] (continued)	(000)	(000)

Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.716% 2049[6]	$ 5,000	$ 5,508
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A-M, 6.015% 2051[6]	1,640	1,846
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.903% 2043[6]	897	976
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[6]	9,910	10,896
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.934% 2049[6]	2,000	2,209
Crown Castle Towers LLC, Series 2010-5, Class C, 4.174% 2037[4]	12,500	13,329
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.489% 2045[6]	9,784	9,823
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-M, 5.372% 2047	8,265	8,694
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A-M, 6.341% 2049[6]	5,000	5,630
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A-1A, 5.71% 2042[6]	203	228
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[6]	4,320	4,923
Commercial Mortgage Trust, Series 2005-LP5, Class E, 5.355% 2043[4,6]	2,250	2,331
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046	1,831	2,006
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-AB, 4.804% 2042	4,183	4,224
Aventura Mall Trust, Series A, 3.867% 2032[4,6]	1,985	2,082
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 6.035% 2044[6]	1,300	1,443
Bear Stearns ARM Trust, Series 2003-8, Class III-A, 2.641% 2034[6]	1,222	1,202
American General Mortgage Loan Trust, Series 2010-1A, Class A-1, 5.15% 2058[4,6]	696	703
Banc of America Mortgage Securities Inc., Series 2004-B, Class 1-A1, 2.497% 2034[6]	153	152
		2,746,592
Federal agency bonds & notes 0.96%

Freddie Mac 3.00% 2014	40,000	40,283
Freddie Mac 5.00% 2014	40,000	40,404
Freddie Mac 5.50% 2016	14,580	16,188
Freddie Mac 1.00% 2017	25,000	24,911
Freddie Mac 1.00% 2017	20,500	20,518
Freddie Mac 5.50% 2017	50,000	57,220
Freddie Mac 4.875% 2018	40,000	45,585
Freddie Mac 1.25% 2019	50,000	48,289
Freddie Mac, Series KF02, Class A2, multifamily 0.704% 2020[6,7]	37,013	37,160
Freddie Mac, Series KF02, Class A3, multifamily 0.784% 2020[6,7]	17,374	17,444
Freddie Mac, Series K023, Class A2, multifamily 2.307% 2022[7]	18,009	17,228
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022[7]	20,110	19,472
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[7]	41,420	40,023
Freddie Mac, Series K024, Class A2, multifamily 2.573% 2022[7]	5,965	5,807
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[7]	3,717	3,613
Freddie Mac, Series K033, Class A2, multifamily 3.06% 2023[6,7]	1,100	1,102
Freddie Mac, Series K030, Class A2, multifamily 3.25% 2023[6,7]	9,380	9,562
Freddie Mac, Series K031, Class A2, multifamily 3.30% 2023[6,7]	28,732	29,360
Freddie Mac, Series K032, Class A2, multifamily 3.31% 2023[6,7]	66,745	68,195
Freddie Mac, Series K029, Class A2, multifamily 3.32% 2023[6,7]	1,750	1,796
Freddie Mac, Series K035, Class A2, multifamily 3.458% 2023[6,7]	2,250	2,317
Freddie Mac, Series K036, Class A2, multifamily 3.527% 2023[6,7]	28,750	29,705
Freddie Mac, Series K034, Class A2, multifamily 3.531% 2023[6,7]	700	725
Federal Home Loan Bank 5.50% 2014	107,500	109,149
Federal Home Loan Bank 0.50% 2015	25,000	25,101
Federal Home Loan Bank, Series 2816, 1.00% 2017	14,955	14,968
Fannie Mae 4.625% 2014	25,000	25,515
Fannie Mae 5.00% 2015	25,000	26,157
Fannie Mae 5.375% 2016	60,420	66,876
Fannie Mae 0.875% 2018	15,000	14,683
Fannie Mae, Series 2014-M2, Class A2, multifamily 3.513% 2023[6,7]	1,990	2,047
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.501% 2024[6,7]	1,950	1,997
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency bonds & notes (continued)	(000)	(000)

CoBank, ACB 7.875% 2018[4]	$12,160	$ 14,539
CoBank, ACB 0.833% 2022[4,6]	10,410	9,577
Federal Farm Credit Banks 3.00% 2014	10,000	10,112
		897,628
Asset-backed obligations[7] 0.17%

CWHEQ Revolving Home Equity Loan Trust, Series 2005-D, Class 2-A, FSA insured, 0.342% 2035[6]	253	228
CWHEQ Revolving Home Equity Loan Trust, Series 2006-F, Class 2-A-1A, FSA insured, 0.292% 2036[6]	9,656	8,793
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.292% 2037[6]	12,803	11,434
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.302% 2037[6]	27,029	24,272
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-2, 5.29% 2016[4]	23,500	24,252
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[4]	10,250	10,289
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2010-1A, Class A-2, 3.74% 2017[4]	1,500	1,572
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1,
Class A-1, FSA insured, 0.312% 2037[6]	19,096	16,405
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 2020[4]	12,345	12,701
Hertz Fleet Lease Funding LP, Series 2014-1-A, 0.572% 2028[4,6]	11,540	11,545
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017	9,207	9,410
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-1, 4.192% 2020	6,484	6,778
CWABS, Inc., Series 2004-15, Class AF-6, 4.613% 2035	4,505	4,637
ARI Fleet Lease Trust, Series 2014-A, Class A-2, 0.81% 2022[4]	4,045	4,046
Option One Mortgage Loan Trust, Series 2007-FXD2, Class II-A-6, 5.68% 2037[6]	4,098	3,701
Honda Auto Receivables Owner Trust, Series 2011-1, Class A-4, 1.80% 2017	3,232	3,233
Aesop Funding II LLC, Series 2010-3A, Class A, 4.64% 2016[4]	1,790	1,850
PE Environmental Funding LLC, Series 2007-A, Class A-1, 4.982% 2016	1,482	1,483
RAMP Trust, Series 2004-RS12, Class A-I-6, 4.547% 2034	1,422	1,461
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033	499	512
		158,602
Bonds & notes of governments & government agencies outside the U.S. 0.08%

Bermudan Government 5.603% 2020	6,000	6,678
Bermudan Government 4.138% 2023[4]	4,850	4,826
Bermudan Government 4.854% 2024[4]	7,500	7,737
Indonesia (Republic of) 9.00% 2018	IDR20,741,000	1,885
Indonesia (Republic of) 7.875% 2019	98,336,000	8,612
Indonesia (Republic of), Series 31, 11.00% 2020	65,209,000	6,565
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 2014[4]	$14,350	14,460
Hungarian Government 6.375% 2021	10,000	11,175
France Government Agency-Guaranteed, Société Finance 3.375% 2014[4]	10,000	10,002
Croatian Government 6.375% 2021	3,000	3,240
Croatian Government 5.50% 2023[4]	1,355	1,375
Slovenia (Republic of) 5.85% 2023[4]	3,845	4,201
		80,756
Municipals 0.05%

State of Florida, Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013-A, 2.107% 2018	15,500	15,631
State of Florida, Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013-A, 2.995% 2020	16,000	16,027
State of New Jersey, Transportation Trust Fund Authority,
Transportation System Revenue Refunding Bonds, Series 2013-B, 1.758% 2018	15,000	14,778
State of Illinois, General Obligation Bonds, Build America Bonds, Series 2010-3, 5.727% 2020	3,500	3,777
		50,213
Total bonds, notes & other debt instruments (cost: $13,407,022,000)		13,834,977
	Principal amount	Value
Short-term securities 4.70%	(000)	(000)

Federal Home Loan Bank 0.05%–0.13% due 5/12–10/24/2014	$995,400	$ 995,286
Freddie Mac 0.06%–0.15% due 5/5/2014–1/16/2015	871,725	871,516
Fannie Mae 0.05%–0.17% due 6/3–12/1/2014	587,400	587,278
Chevron Corp. 0.08%–0.09% due 5/7–7/7/2014[4]	325,300	325,269
Coca-Cola Co. 0.11%–0.14% due 5/12–7/24/2014[4]	260,200	260,162
Procter & Gamble Co. 0.08%–0.10% due 5/15–7/15/2014[4]	184,100	184,084
National Rural Utilities Cooperative Finance Corp. 0.09% due 5/5–6/2/2014	164,005	163,996
Federal Farm Credit Banks 0.08%–0.13% due 6/26–9/25/2014	140,000	139,982
Merck & Co. Inc. 0.08% due 5/27–6/17/2014[4]	130,000	129,993
Walt Disney Co. 0.07%–0.09% due 6/2–7/15/2014[4]	86,200	86,188
ExxonMobil Corp. 0.06%–0.08% due 5/2–5/19/2014	84,300	84,298
General Electric Capital Corp. 0.19% due 10/3/2014	69,100	69,056
General Electric Co. 0.06% due 5/1/2014	7,500	7,500
Paccar Financial Corp. 0.07%–0.10% due 5/14–7/25/2014	75,100	75,091
Emerson Electric Co. 0.06%–0.11% due 5/2–6/19/2014[4]	60,500	60,496
Army and Air Force Exchange Service 0.08% due 5/14/2014[4]	60,400	60,398
John Deere Capital Corp. 0.08% due 5/12/2014[4]	29,750	29,749
John Deere Financial Ltd. 0.08%–0.09% due 5/2–5/19/2014[4]	29,600	29,599
PepsiCo Inc. 0.07% due 6/4/2014[4]	52,000	51,996
U.S. Treasury Bill 0.056% due 5/8/2014	50,400	50,399
IBM Corp. 0.075% due 6/23/2014[4]	50,000	49,994
Abbott Laboratories 0.10% due 7/22/2014[4]	40,000	39,993
Regents of the University of California 0.08% due 5/1/2014	25,000	25,000
Kimberly-Clark Worldwide Inc. 0.06% due 5/15/2014[4]	24,800	24,799
Jupiter Securitization Co., LLC 0.26% due 12/17/2014[4]	10,000	9,982
Total short-term securities (cost: $4,411,614,000)		4,412,104
Total investment securities (cost: $79,511,034,000)		93,973,124
Other assets less liabilities		(61,174)
Net assets		$93,911,950

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $38,338,285,000, which represented 40.82% of the net assets of the fund. This amount includes $38,335,483,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Security did not produce income during the last 12 months.
[4]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,841,181,000, which represented 3.03% of the net assets of the fund.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired on 2/8/2012 at a cost of $4,933,000) may be subject to legal or contractual restrictions on resale.
[6]	Coupon rate may change periodically.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $138,866,000, which represented .15% of the net assets of the fund.
[9]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[10]	A portion of this security was pledged as collateral. The total value of pledged collateral was $141,000, which represented less than .01% of the net assets of the fund.
[11]	Index-linked bond whose principal amount moves with a government price index.
[12]	A portion or all of the security purchased on a TBA basis.

Key to abbreviations and symbol

ADR = American Depositary Receipts

FDR = Fiduciary Depositary Receipts

GDR = Global Depositary Receipts

TBA = To be announced

€ = Euros

IDR = Indonesian rupiah

MXN = Mexican pesos

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-012-0614O-S37661

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL INCOME BUILDER

By /s/ Michael J. Thawley
Michael J. Thawley, Executive Vice President and Principal Executive Officer

Date: June 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Thawley
Michael J. Thawley, Executive Vice President and Principal Executive Officer

Date: June 30, 2014

By /s/ Neal F. Wellons
Neal F. Wellons, Treasurer and Principal Financial Officer

Date: June 30, 2014